DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                               JNL(R) SERIES TRUST


On January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

         JNL/Janus Aggressive Growth Fund
         JNL/Janus Global Equities Fund
         JNL/Janus Capital Growth Fund
         JNL/Janus Balanced Fund

The changes will be effective on May 3, 2004.

Beginning then, the JNL/Janus Aggressive Growth Fund and the JNL/Janus Global Equities Fund will be sub-advised by Wellington Management Company, llp. The names of the funds will be changed to:

         JNL/Janus Aggressive Growth Fund to JNL/Select Large Cap Growth Fund JNL/Janus Global Equities Fund to JNL/Select Global Growth Fund

The Board also approved the change of the investment objective of the JNL/Select Global Growth Fund to long-term growth of capital.

Beginning on May 3, 2004, the JNL/Janus Capital Growth Fund and the JNL/Janus Balanced Fund will be managed by Fidelity Management & Research Company. The names of the funds will be changed to:

         JNL/Janus Balanced Fund to JNL/FMR Balanced Fund
         JNL/Janus Capital Growth Fund to JNL/FMR Capital Growth Fund

The Board also approved a change in the investment objective of the JNL/FMR Balanced Fund to income and capital growth, consistent with reasonable risk.

The Board also approved a change in the investment objective of the JNL/ FMR Capital Growth Fund to long-term growth of capital.

We will be sending contract holders an information statement containing additional information on these changes and the new sub-advisers.

In addition, on January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved the following fund mergers:

-------------------------------------------------- -----------------------------------------------
                 Acquiring Funds                                   Acquired Funds
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/AIM Large Cap Growth Fund                      JNL/AIM Premier Equity II Fund
-------------------------------------------------- -----------------------------------------------


On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds and the names will be changed to:

JNL/Curian Enhanced S&P 500 Stock Index Fund to JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Curian S&P 500 Index Fund to JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Curian S&P 400 Mid Cap Index Fund to JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
JNL/Curian Small Cap Index Fund to JNL/Mellon Capital Management Small Cap Index Fund

The fees are as follows:

                                                                     MANAGEMENT     ESTIMATED
                                                                        AND        DISTRIBUTION    12B-1                TOTAL FUND
                                                                   ADMINISTRATIVE    (12B-1)      SERVICE     OTHER       ANNUAL
                                                                        FEE*          FEES**        FEE*     EXPENSES    EXPENSES
------------------------------------------------------------------ --------------- ------------- --------- ----------- ------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund         0.58%          0.01%        0.20%       0%         0.79%
JNL/ Mellon Capital Management S&P 500 Index Fund                       0.39%          0.01%        0.20%       0%         0.60%
JNL/ Mellon Capital Management S&P 400 Mid Cap Index Fund               0.39%          0.01%        0.20%       0%         0.60%
JNL/ Mellon Capital Management Small Cap Index Fund                     0.39%          0.02%        0.20%       0%         0.61%
------------------------------------------------------------------ --------------- ------------- --------- ----------- ------------


*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

The Board also approved a change in the investment objective of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.

(To be used with  VC3656  Rev.  05/03,  VC4224 Rev.  08/03,  VC5526 Rev.  05/03,
NV3174CE Rev. 05/03,  NV4224 09/03,  NV5526 05/03, HR105 N/A Rev. 05/03,  VC2440
Rev. 05/03.)

                                                                  V_____

                    DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                               JNL(R) SERIES TRUST


On January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

         JNL/Janus Aggressive Growth Fund
         JNL/Janus Global Equities Fund
         JNL/Janus Capital Growth Fund
         JNL/Janus Balanced Fund

The changes will be effective on May 3, 2004.

Beginning then, the JNL/Janus Aggressive Growth Fund and the JNL/Janus Global Equities Fund will be sub-advised by Wellington Management Company, llp. The names of the funds will be changed to:

         JNL/Janus Aggressive Growth Fund to JNL/Select Large Cap Growth Fund JNL/Janus Global Equities Fund to JNL/Select Global Growth Fund

The Board also approved the change of the investment objective of the JNL/Select Global Growth Fund to long-term growth of capital.

Beginning on May 3, 2004, the JNL/Janus Capital Growth Fund and the JNL/Janus Balanced Fund will be managed by Fidelity Management & Research Company. The names of the funds will be changed to:

         JNL/Janus Balanced Fund to JNL/FMR Balanced Fund
         JNL/Janus Capital Growth Fund to JNL/FMR Capital Growth Fund

The Board also approved a change in the investment objective of the JNL/FMR Balanced Fund to income and capital growth, consistent with reasonable risk.

The Board also approved a change in the investment objective of the JNL/ FMR Capital Growth Fund to long-term growth of capital.

We will be sending contract holders an information statement containing additional information on these changes and the new sub-advisers.

In addition, on January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved the following fund mergers:

-------------------------------------------------- -----------------------------------------------
                 Acquiring Funds                                   Acquired Funds
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/AIM Large Cap Growth Fund                      JNL/AIM Premier Equity II Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/Eagle Core Equity Fund                         JNL/Janus Growth & Income Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Conservative Growth Fund I                 JNL/S&P Conservative Growth Fund II
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Moderate Growth Fund I                     JNL/S&P Moderate Growth Fund II
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Aggressive Growth Fund I                   JNL/S&P Aggressive Growth Fund II
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Very Aggressive Growth Fund I              JNL/S&P Very Aggressive Growth Fund II
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Equity Growth Fund I                       JNL/S&P Equity Growth Fund II
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Equity Aggressive Growth Fund I            JNL/S&P Equity Aggressive Growth Fund II
-------------------------------------------------- -----------------------------------------------

The Acquired Funds will be merged into the Acquiring Funds effective on May 3, 2004. Shareholder approval is not required for these transactions.

Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.

(To be used with VC3657 Rev. 05/03 and NV3784 Rev. 05/03.)

                                                                V________

                    DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                               JNL(R) SERIES TRUST


On January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

         JNL/Janus Aggressive Growth Fund
         JNL/Janus Global Equities Fund
         JNL/Janus Capital Growth Fund
         JNL/Janus Balanced Fund

The changes will be effective on May 3, 2004.

Beginning then, the JNL/Janus Aggressive Growth Fund and the JNL/Janus Global Equities Fund will be sub-advised by Wellington Management Company, llp. The names of the funds will be changed to:

         JNL/Janus Aggressive Growth Fund to JNL/Select Large Cap Growth Fund JNL/Janus Global Equities Fund to JNL/Select Global Growth Fund

The Board also approved the change of the investment objective of the JNL/Select Global Growth Fund to long-term growth of capital.

Beginning on May 3, 2004, the JNL/Janus Capital Growth Fund and the JNL/Janus Balanced Fund will be managed by Fidelity Management & Research Company. The names of the funds will be changed to:

         JNL/Janus Balanced Fund to JNL/FMR Balanced Fund
         JNL/Janus Capital Growth Fund to JNL/FMR Capital Growth Fund

The Board also approved a change in the investment objective of the JNL/FMR Balanced Fund to income and capital growth, consistent with reasonable risk.

The Board also approved a change in the investment objective of the JNL/ FMR Capital Growth Fund to long-term growth of capital.

We will be sending contract holders an information statement containing additional information on these changes and the new sub-advisers.

In addition, on January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved the following fund mergers:

-------------------------------------------------- -----------------------------------------------
                 Acquiring Funds                                   Acquired Funds
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/Eagle Core Equity Fund                         JNL/Janus Growth & Income Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Conservative Growth Fund I                 JNL/S&P Conservative Growth Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Moderate Growth Fund I                     JNL/S&P Moderate Growth Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Aggressive Growth Fund I                   JNL/S&P Aggressive Growth Fund
-------------------------------------------------- -----------------------------------------------

The Acquired Funds will be merged into the Acquiring Funds effective on May 3, 2004. Shareholder approval is not required for these transactions.

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following fund and the name will be changed to:

JNL/Curian Enhanced S&P 500 Stock Index Fund to JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund


The fees are as follows:

                                                                         MANAGEMENT     ESTIMATED
                                                                            AND        DISTRIBUTION   12B-1              TOTAL FUND
                                                                       ADMINISTRATIVE    (12B-1)     SERVICE     OTHER     ANNUAL
                                                                            FEE*          FEES**       FEE*    EXPENSES   EXPENSES
---------------------------------------------------------------------- --------------- ------------- -------- ---------- ----------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund            0.58%          0.01%        0.20%       0%        0.79%
======================================================================


*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

The Board also approved a change in the investment objective of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.

(To be used VC3723 Rev. 05/03.)

                                                                V____

                     DATED FEBRUARY 12, 2004 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2003

                               JNL(R) SERIES TRUST

On January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

         JNL/Janus Aggressive Growth Fund
         JNL/Janus Global Equities Fund
         JNL/Janus Capital Growth Fund
         JNL/Janus Balanced Fund

The changes will be effective on May 3, 2004.

Beginning then, the JNL/Janus Aggressive Growth Fund and the JNL/Janus Global Equities Fund will be sub-advised by Wellington Management Company, llp. The names of the funds will be changed to:

         JNL/Janus Aggressive Growth Fund to JNL/Select Large Cap Growth Fund JNL/Janus Global Equities Fund to JNL/Select Global Growth Fund

The Board also approved the change of the investment objective of the JNL/Select Global Growth Fund to long-term growth of capital.

Beginning on May 3, 2004, the JNL/Janus Capital Growth Fund and the JNL/Janus Balanced Fund will be managed by Fidelity Management & Research Company. The names of the funds will be changed to:

         JNL/Janus Balanced Fund to JNL/FMR Balanced Fund
         JNL/Janus Capital Growth Fund to JNL/FMR Capital Growth Fund

The Board also approved a change in the investment objective of the JNL/FMR Balanced Fund to income and capital growth, consistent with reasonable risk.

The Board also approved a change in the investment objective of the JNL/FMR Capital Growth Fund to long-term growth of capital.

We will be sending contract holders an information statement containing additional information on these changes and the new sub-advisers.

In addition, on January 29, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved the following fund mergers:

-------------------------------------------------- -----------------------------------------------
                 Acquiring Funds                                   Acquired Funds
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/AIM Large Cap Growth Fund                      JNL/AIM Premier Equity II Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/Eagle Core Equity Fund                         JNL/Janus Growth & Income Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Conservative Growth Fund I                 JNL/S&P Conservative Growth Fund II
                                                   JNL/S&P Conservative Growth Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Moderate Growth Fund I                     JNL/S&P Moderate Growth Fund II
                                                   JNL/S&P Moderate Growth Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Aggressive Growth Fund I                   JNL/S&P Aggressive Growth Fund II
                                                   JNL/S&P Aggressive Growth Fund
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Very Aggressive Growth Fund I              JNL/S&P Very Aggressive Growth Fund II
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Equity Growth Fund I                       JNL/S&P Equity Growth Fund II
-------------------------------------------------- -----------------------------------------------
-------------------------------------------------- -----------------------------------------------
JNL/S&P Equity Aggressive Growth Fund I            JNL/S&P Equity Aggressive Growth Fund II
-------------------------------------------------- -----------------------------------------------

The Acquired Funds will be merged into the Acquiring Funds effective on May 3, 2004. Shareholder approval is not required for these transactions.

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds and the names will be changed to:


JNL/Curian Enhanced S&P 500 Stock Index Fund to JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Curian S&P 500 Index Fund to JNL/ Mellon Capital Management S&P 500 Index Fund
JNL/Curian S&P 400 Mid Cap Index Fund to JNL/ Mellon Capital Management S&P 400 Mid Cap Index Fund
JNL/Curian Small Cap Index Fund to JNL/ Mellon Capital Management Small Cap Index Fund


The fees are as follows:

                                                                    MANAGEMENT     ESTIMATED
                                                                       AND        DISTRIBUTION    12B-1                 TOTAL FUND
                                                                  ADMINISTRATIVE    (12B-1)      SERVICE      OTHER       ANNUAL
                                                                       FEE*          FEES**        FEE*      EXPENSES    EXPENSES
----------------------------------------------------------------- --------------- ------------- ---------- ------------ ------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund        0.58%          0.01%        0.20%        0%          0.79%
JNL/ Mellon Capital Management S&P 500 Index Fund                      0.39%          0.01%        0.20%        0%          0.60%
JNL/ Mellon Capital Management S&P 400 Mid Cap Index Fund              0.39%          0.01%        0.20%        0%          0.60%
JNL/ Mellon Capital Management Small Cap Index Fund                    0.39%          0.02%        0.20%        0%          0.61%
----------------------------------------------------------------- --------------- ------------- ---------- ------------ ------------


*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

The Board also approved a change in the investment objective of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

Please contact us at 1-800-766-4683 if you have any questions.


This Supplement is dated February 12, 2004.

                       STATEMENT OF ADDITIONAL INFORMATION


              DECEMBER 15, 2003, AS SUPPLEMENTED FEBRUARY 12, 2004


                                JNL SERIES TRUST


================================================================================

         This Statement of Additional Information (the "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated December 15, 2003, as supplemented February 12, 2004 (the "Prospectus"). Not all Funds described in this SAI may be available for investment in each variable annuity contract offered by Jackson National Life Insurance Company. The financial statements of the JNL Series Trust for the year ended December 31, 2002 and for the period ended June 30, 2003 (unaudited) are incorporated by reference (which means they legally are a part of this SAI) from the Trust's Annual/Semi-Annual Reports to shareholders. The Prospectus and Annual/Semi-Annual Reports may be obtained at no charge by calling (800) 766-4683, or writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002.

================================================================================





                                TABLE OF CONTENTS

General Information and History                                     2
Common Types of Investments and Management Practices                2
Additional Risk Considerations                                     21
Investment Restrictions Applicable to all Funds                    26
Trustees and Officers of the Trust                                 36
Principal Holders of the Trust's Shares                            41
Performance                                                        43
Investment Adviser, Sub-Advisers and Other Service Providers       49
Purchases, Redemptions and Pricing of Shares                       76
Description of Shares; Voting Rights; Shareholder Inquiries        78
Tax Status                                                         80
Financial Statements                                               81
Appendix A - Ratings of Investments                               A-1

                         GENERAL INFORMATION AND HISTORY

     The JNL Series Trust (the "Trust") is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated June 1, 1994. The Trust offers shares in separate Funds, each with its own investment objective.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

     This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.

ASSET-BACKED SECURITIES. A Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, commercial and residential mortgages and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

BANK OBLIGATIONS. A Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that JNL/AIM Premier Equity II Fund, JNL/AIM Small Cap Growth Fund and JNL/AIM Large Cap Growth Fund each may borrow up to 33 1/3% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

BRADY BONDS. A Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

     Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted to at least one year's interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: 1) the collateralized repayment of principal at final maturity; 2) the collateralized interest payments; 3) the uncollateralized interest payments; and
(4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

     Investments in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

CASH POSITION. A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Funds also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A Fund may invest in CMOs, which are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accord with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. Depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

     The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

COMMERCIAL PAPER. A Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

COMMON AND PREFERRED STOCKS. A Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CONVERTIBLE AND EXCHANGEABLE SECURITIES. A Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price increase in its underlying stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

     A convertible security usually is issued by either an operating company or by an investment bank. When issued by an operating company, a convertible security usually will be senior in the issuer's capital structure to common stock, but subordinate to other types of fixed income securities issued by that company. If and when the convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose). The issuer of a convertible security may be important in determining the security's value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

     Exchangeable securities often are issued by a company divesting a holding in another company. The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.

CATASTROPHE BONDS. A Fund may invest in catastrophe bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Catastrophe bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Catastrophe bonds also may expose a Fund to certain unanticipated risks including issuer (credit) risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Catastrophe bonds may also be subject to liquidity risks.

     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

DEPOSITORY RECEIPTS. American Depositary Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depository receipts may or may not be denominated in the same currency as the underlying securities which they represent.

     Depositary receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depositary receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

     Depositary receipts involve many of the same risks as direct investments in foreign securities, described below.

DIVERSIFICATION. Certain of the Funds are diversified companies, as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by:

     o    cash and cash items (including receivables);

     o    government securities;

     o    securities of other investment companies; and

     o other securities limited in respect to any one issuer to not more than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

     These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund's holdings exceed these percentages because of post-acquisition changes in security prices.

EXCHANGE TRADED FUNDS. Exchange traded funds ("ETFs") are funds, unit investment trusts or depository receipts that hold portfolios of stocks that closely track the performance and dividend yield of a specific index. Currently, the types of indices sought to be replicated by ETFs included domestic equity indices, fixed-income indices, sector indices and foreign or international indices. ETF shares are traded on exchanges and are traded and priced throughout the trading day. ETFs permit an investor to purchase a selling interest in a portfolio of stocks throughout the trading day. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Funds' purchase of ETF shares are subject to the limitations on and the risks of a Funds' investment in other investment companies, which are described below.

EQUITY SWAPS. Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer. The counterparty generally will agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

     A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Fund's borrowing restrictions.

FIXED-INCOME SECURITIES. A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed income securities represent a loan on money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time or at a specified date, called "maturity." The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer's repayment schedule.

     The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

ADJUSTABLE AND FLOATING RATE OBLIGATIONS. The Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. See also the discussion of "Variable Rate Securities" below.

FOREIGN CURRENCY TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

          LOCK IN. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

          CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

          DIRECT HEDGE. If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

          PROXY HEDGE. A Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

FOREIGN SECURITIES. A Fund may invest in foreign securities. Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs). Such investments increase a Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

FUTURES AND OPTIONS. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell "regulated" futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.

     Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Fund's income.

     The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, in accord with regulations adopted by the Commodity Futures Trading Commission (CFTC), a Fund will employ such techniques only for:
(1) hedging purposes; or (2) otherwise, to the extent that (i) aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets; or (ii) the "notional" amount of such contracts does not exceed the net assets of the Fund.

HIGH-YIELD BONDS. A Fund may invest its assets in fixed-income securities offering high current income that are in the lower-rated categories of recognized rating agencies or, if not rated, considered to be of comparable quality. Investments in lower-rated fixed income securities involve greater risk than investments in higher-rated ("investment grade") securities. High-yield bonds are commonly referred to as "junk bonds."

     High-yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high-yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     The analysis of the creditworthiness of issuers of lower-rated fixed income securities may be more complex and uncertain than for issuers of higher-rated securities, and the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. A Fund may not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Fund deems it in the best interest of shareholders.

HYBRID INSTRUMENTS. A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

ILLIQUID SECURITIES. A Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933) not determined to be liquid in accord with guidelines established by the Trust's Board of Trustees; over-the-counter (OTC) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions below for more information about the Funds' policies with respect to investments in illiquid securities.

     Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.

INFLATION-INDEXED BONDS. A Fund may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price-Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

INVESTMENT COMPANIES. A Fund may invest in investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act, including unaffiliated money market funds. A Fund may invest cash balances in shares of investment companies, including other Funds of the Trust, which are money market funds managed by the Trust's investment adviser or its affiliates. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

MORTGAGE-BACKED SECURITIES. A Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Fund are passed through to the Fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may raise or lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.). The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

MORTGAGE DOLLAR ROLLS AND U.S. TREASURY ROLLS. A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. A Fund may only enter into covered rolls. A "covered roll" is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction. At the time a Fund enters into a "covered roll," it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back "when issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when issued" U.S. Treasury security. A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio. During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date. A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement. However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

PARTICIPATIONS AND ASSIGNMENTS. A Fund may invest in fixed- and floating-rate loans (Loans) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (Lenders). A Fund may invest in such Loans in the form of participations in Loans (Participations) and assignments of all or a portion of Loans from third parties (Assignments). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the sub-adviser to be creditworthy. When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

     A Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, such instruments could be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Funds currently treat investments in Participations and Assignments as illiquid for purposes of their limitations on investment in illiquid securities. However, the Trustees may in the future adopt guidelines for determining whether Assignments and Loan Participations are liquid or illiquid.

PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may purchase the securities of passive foreign investment companies. A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income. In addition to bearing their proportionate share of the Trust's annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.

PORTFOLIO TURNOVER. A Fund may engage in short-term transactions if such transactions further its investment objective. A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which a Fund may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified. REITs (especially mortgage REITs) are subject to interest rate risk.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

     The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

     When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

SECURITIES LENDING. Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must deposit acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. A Fund retains authority to terminate any of its loans at any time. A Fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the investment of cash held as collateral. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

SHORT SALES. A Fund may sell securities short. A short sale is the sale of a security the Fund does not own. If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Fund will have to buy it back at that higher price resulting in a loss to the Fund, to make good on the borrowing.

SHORT-TERM CORPORATE DEBT SECURITIES. A Fund may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (E.G., bonds, debentures or notes) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates.

STANDARD & POOR'S DEPOSITORY RECEIPTS (SPDRS). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

STRIPPED MORTGAGE-BACKED SECURITIES. A Fund may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities. Stripped mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (IOs, or "interest-only" securities), while the other class will receive all of the principal (POs, or "principal-only" securities). The yield to maturity of such mortgage-backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates.

     The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or AA or is derived from a full faith and credit obligation of an agency or instrumentality of the U.S. government. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

SUPRANATIONAL  AGENCY  SECURITIES.  A Fund may  invest in  securities  issued or
guaranteed  by  certain  supranational   entities,  such  as  the  International
Development Bank.

SPECIAL SITUATIONS. A Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's investment sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SWAP AGREEMENTS. A Fund may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements. These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower costs to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate "caps," under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate "collars," under which a party sells a "cap" and purchases a "floor" or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

     Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the 1940 Act's restriction concerning issuance by a Fund of senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     For purposes of applying the Funds' investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (I.E., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed as to principal and interest by U.S. government agencies or instrumentalities. These securities are distinguished from U.S. government obligations issued by the U.S. Treasury, described below. Government agency and instrumentality securities include securities issued by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities, such as those issued by Ginnie Mae, are supported by the full faith and credit of the U.S. government; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

VARIABLE RATE SECURITIES. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

     A Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     A Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. A Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement. During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.

ZERO COUPON, STRIPPED AND PAY-IN-KIND BONDS. Unless otherwise stated herein, a Fund may invest up to 10% of its assets in "zero coupon" bonds or "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. A Fund may also purchase "pay-in-kind" bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

     Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

     Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

MONEY MARKET FUND INVESTMENTS
         The JNL/PPM America Money Market Fund will comply with Rule 2a-7, (the "Rule") under the Investment Company Act (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a "money market" fund and which seeks to maintain a stable net asset value per share by either the "amortized cost" or "penny rounding" methods of determining net asset value.

     It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00. The portfolio investments of the Fund are valued on the basis of their "amortized cost" in accordance with the Rule. This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market. The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund's net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund's net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.

     Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, and may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the sub-adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSRO"). An unrated security may also be an Eligible Security if the sub-adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix to this Statement of Additional Information. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

     Under the Rule, the Fund may not invest more than five percent of its assets in the securities of any one issuer, other than the U.S. government, its agencies and instrumentalities. A "first tier security" is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. The Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (ii) five percent of its total assets in second tier securities.

                         ADDITIONAL RISK CONSIDERATIONS

EMERGING MARKETS. The risk considerations noted below under "Foreign Securities" may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

     The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the
performance  of  a  Fund,   depending  on  the  extent  of  the  Fund's  foreign
investments.

     A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

     These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund's performance depending on the sub-adviser's ability to correctly predict future exchange rates. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund's return may be lower than if such strategies had not be employed at all.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and
(iv) the possible absence of a liquid secondary market for any particular instrument at any time. Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities. Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in over-the-counter or inter-dealer markets.

     A Fund may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient cash or liquid assets are segregated to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is "in the money."

HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary. During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the previous major U.S. economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of likely behavior of such investments during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

     A Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

HIGH-YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities.") The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures on U.S. exchanges, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                 INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

FUNDAMENTAL POLICIES. Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

     (1) Each Fund, except the JNL/Janus Capital Growth Fund, JNL/S&P Conservative Growth Fund I, JNL/S&P Moderate Growth Fund I, JNL/S&P Aggressive Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Conservative Growth Fund II, JNL/S&P Moderate Growth Fund II, JNL/S&P Aggressive Growth Fund II, JNL/S&P Very Aggressive Growth Fund II, JNL/S&P Equity Growth Fund II, JNL/S&P Equity Aggressive Growth Fund II, JNL/S&P Conservative Growth Fund, JNL/S&P Moderate Growth Fund, JNL/S&P Aggressive Growth Fund, JNL/S&P Core Index 100 Fund, JNL/S&P Core Index 50 Fund, JNL/S&P Core Index 75 Fund, JNL/Lazard Small Cap Value Fund and JNL/Lazard Mid Cap Value Fund, shall be a "diversified company," as such term is defined under the 1940 Act.

     (2) No Fund may invest more than 25% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. government
securities  or  shares  of  the  JNL/PPM   America   Money  Market  Fund).   The
telecommunications industry is comprised of several services which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created.

     (3) No Fund may invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

     (4) No Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) No Fund may lend any security or make any other loan if, as a result, more than 33 1/3% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

     (7) No Fund may invest more than 15% of its net assets (10% in the case of the JNL/PPM America Money Market Fund, the JNL/Alger Growth Fund, the JNL/Oppenheimer Global Growth Fund and the JNL/Oppenheimer Growth Fund) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

     (8) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's (not applicable to the AIM sub-advised Funds) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

FOR EACH FUND, TO THE EXTENT APPLICABLE:

     (a) The Funds intend to comply with the CFTC regulations limiting a Fund's investments in futures and options for non-hedging purposes.

FOR THE JNL/AIM PREMIER EQUITY II FUND, JNL/AIM LARGE CAP GROWTH FUND AND JNL/AIM SMALL CAP GROWTH FUND

     (a) The Fund may not deposit or pledge as collateral, more than 10% of its total assets for short sales at any one time.

     (b) The Fund may not invest more than 25% of its net assets in foreign securities.

     (c) The Fund may not invest more than 15% of its net assets in illiquid securities.

     (d) The JNL/AIM Small Cap Growth Fund and JNL/AIM Large Cap Growth Fund may not invest more than 25% of its net assets in REITs, and the JNL/AIM Premier Equity II Fund may not invest more than 15% of its net assets in REITs.

     (e) The Funds will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Funds will not purchase options if, at any time of the investment, the aggregate premiums paid for the options exceed 5% of the Fund's total assets.

     (f) The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

FOR THE JNL/ALGER GROWTH FUND:

     (a) At least 85% of the Fund's net assets, under normal market conditions, will be invested in equity securities and at least 65% of its total assets will be invested in the equity securities of companies that, at the time their securities are purchased by the Fund, have a market capitalization of $1 billion or more.

     (b) The Fund may hold up to 15% of its net assets in money market instruments and repurchase agreements.

FOR THE JNL/ALLIANCE CAPITAL GROWTH FUND:

     (a) The Fund may invest up to 25% of its total assets in foreign securities.

FOR THE JNL/EAGLE CORE EQUITY FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, will be invested in U.S. common stocks.

     (b) The Fund may invest up to 20% of its assets in non-investment grade securities.

     (c) The Fund may invest up to 25% of its total assets in foreign securities.

FOR THE JNL/EAGLE SMALLCAP EQUITY FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the equity securities of companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index.

     (b) The Fund may invest up to 5% of its assets in non-investment grade securities.

FOR THE JNL/JPMORGAN INTERNATIONAL VALUE FUND:

     (a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index ("SSB PMI Value EPAC Index").

     (b) The Fund may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company.

FOR EACH OF THE JNL/JANUS AGGRESSIVE GROWTH FUND, JNL/JANUS CAPITAL GROWTH FUND AND JNL/JANUS GLOBAL EQUITIES FUND:

     (a) The Fund may not invest more than 35% of its net assets in high-yield/high-risk bonds.

     (b) The Fund may not invest more than 25% of its assets in mortgage- and asset-backed securities.

     (c) The Fund may not invest more than 10% of its assets in zero coupon bonds.

FOR THE JNL/JANUS BALANCED FUND AND JNL/JANUS GROWTH & INCOME FUND:

     (a) The Fund may not invest more than 35% of its net assets in high-yield/high-risk bonds.

     (b) The Fund may not invest more than 10% of its assets in zero coupon bonds.

FOR THE JNL/LAZARD MID CAP VALUE FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of undervalued medium size companies.

     (b) The Fund may invest up to 15% of its total assets in foreign securities.

FOR THE JNL/LAZARD SMALL CAP VALUE FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of small U.S. companies in the range of the Russell 2000 Index.

     (b) The Fund does not currently intend to invest more than 10% of its total assets in the securities of unseasoned companies.


FOR THE JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks.

FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND:

     (a) The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.


FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND:

     (a) The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stox, Topix, etc.).

FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND:

     (a) Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purposes of the Fund's investment allocations.

FOR THE JNL/OPPENHEIMER GROWTH FUND:

     (a) The Fund may not issue senior securities. However, this does not prohibit certain investment activities that are permitted by the Fund's other policies, including for example, borrowing money, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements.

     (b) The Fund may invest up to 25% of its total assets in foreign securities (American Depository Receipts are not considered foreign securities.)

FOR THE JNL/PIMCO TOTAL RETURN BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in fixed-income securities.

     (b) The Fund may invest up to 10% of its assets in non-investment grade fixed-income securities rated at least B by Moody's or S&P.

     (c) The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. A minimum of 75% of currency exposure will be hedged.

     (d) The Fund may invest up to 10% of its assets in securities of issuers based in emerging markets.

     (e)  The  Fund  may  not  invest  more  than 5% of its  net  assets  in any
          combination  of  inverse  floater,   interest-only  or  principal-only
          securities.

     (f) The Fund may not enter into a swap agreement with a party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

FOR THE JNL/PPM AMERICA BALANCED FUND:

     (a) At least 25% of its assets will be invested, under normal market conditions, in fixed-income senior securities.

     (b) The Fund may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody's Investors Services, Inc. (Moody's) or CC by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P).

FOR THE JNL/PPM AMERICA HIGH YIELD BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in bonds rated BA or below by Moody's or BB or below by S&P, or if unrated, of comparable quality.

     (b) The Fund may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P.

     (c)  The Fund may invest up to 25% of its assets in foreign securities.

FOR THE JNL/PPM AMERICA MONEY MARKET FUND:

     (a) The Fund may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accord with Rule 2a-7 under the 1940 Act.

     (b) The Fund may invest more than 25% of its total assets in the domestic banking industry. There are no limitations on investments in U.S. government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

FOR THE JNL/PPM AMERICA VALUE FUND:

     (a) The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

     (b) The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

     (c) The Fund may not make short sales of securities (except short sales against the box).

     (d) The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

     (e) The Fund may not pledge, mortgage, hypothecate or encumber any of its securities except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

     (f) The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

     (g) The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.

FOR THE JNL/PUTNAM EQUITY FUND:

     (a) The Fund normally invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.

     (b)  The Fund may invest up to 20% of its net assets in foreign securities.

FOR THE JNL/PUTNAM INTERNATIONAL EQUITY FUND:

     (a) The Fund normally invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies located in three countries other than the U.S. companies are located outside the U.S. if (1) the are not organized under U.S. law, (2) their principal office is outside the U.S., (3) their securities are principally traded outside the U.S., (4) 50% or more of total revenues come from outside the U.S. or (5) 50% or more of assets are outside the U.S.

FOR THE JNL/PUTNAM VALUE EQUITY FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

     (b) The Fund may invest up to 20% of its total assets in the common stocks of foreign issuers.

FOR THE JNL/SALOMON BROTHERS BALANCED FUND:

     (a) The Fund currently expects that at least 40% of its total assets will be invested, under normal market conditions, in equity securities.

     (b) The Fund may invest up to 20% of its net assets in nonconvertible fixed-income securities rated BA or lower by Moody's or BB or lower by S&P or, if unrated, are determined to be of comparable quality.

     (c) The Fund may invest up to 20% of its total assets in foreign securities.

     (d) The Fund may not invest more than 10% of its assets in repurchase agreements maturing in more than 7 days.

  FOR THE JNL/SALOMON BROTHERS GLOBAL BOND FUND:

     (a) The Fund does not currently intend to invest more than 75% of its assets in non-investment grade securities.

     (b) The Fund may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Fund's objectives.

     (c) To maintain liquidity, the Fund may invest up to 20% of its assets in high-quality, short-term money market instruments (except that the short-term investment in securities for the forward settlement of trades shall not count for purposes of this policy).

     (d) If at some future date, in the opinion of the sub-adviser, adverse conditions prevail in the market for fixed-income securities, the Fund for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

     (e) The Fund may not make loans of its portfolio securities with a value in excess of 33 1/3% of its total assets.

FOR THE JNL/SALOMON BROTHERS HIGH YIELD BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in non-investment grade fixed-income securities.

     (b) The Fund may invest up to 35% of its total assets in the securities of foreign issuers and up to 5% of its total assets in foreign governmental issuers in any one country.

     (c)  The Fund may  invest  up to 10% of its  total  assets  in  either  (i)
          equipment  lease   certificates,   equipment  trust  certificates  and
          conditional sales contracts or (ii) limited partnership interests.

     (d) The Fund may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with its objective.

     (e) To maintain liquidity, the Fund may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).

     (f) There may be times when, in the sub-adviser's judgment, conditions in the securities markets would make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Fund may employ alternative strategies, including investment of a substantial portion of its assets in securities rated higher than 'Baa' by Moody's or 'BBB' by S&P, or of comparable quality.

     (g) In order to maintain liquidity, the Fund may invest up to 20% of its assets in high-quality short-term money market instruments. Such instruments may include obligations of the U.S. government or its agencies or instrumentalities, commercial paper of issuers rated, at the time of purchase, A-2 or better by S&P or P-2 or better by Moody's or which, in the sub-adviser's determination, are of comparable quality; certificates of deposit, banker's acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks), and repurchase agreements with respect to such obligations.

FOR THE JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in: U.S. Treasury obligations; obligations issued or guaranteed by agencies or instrumentalities of the U.S. government; mortgage-backed securities guaranteed by Ginnie Mae that are supported by the full faith and credit of the U.S. government; mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; and collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed either by
          (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees them or (ii) the full faith and credit of the U.S. government.

     (b) The Fund may invest up to 20% of its assets in U.S. dollar-denominated non-U.S. government securities rated AAA, AA, A or BBB by S&P or AAA, AA, A or BAA by Moody's, or if unrated, determined to be of comparable quality.

     (c) The Fund may not invest more than 10% of its total assets in obligations of foreign issuers.

     (d) The Fund may not make loans of its portfolio securities with a value in excess of 33 1/3% of its total assets.

FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND:

     (a) The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities. (b) The Fund may invest up to 10% of its total assets in hybrid instruments.

FOR THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in mid-cap (as defined in the Prospectus) common stocks with above-average earnings growth potential.

     (b) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

     (c) The Fund may invest up to 10% of its total assets in hybrid instruments.

FOR THE JNL/T. ROWE PRICE VALUE FUND:

     (a) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

     (b) The Fund may invest up to 10% of its total assets in hybrid instruments.

     (c) The Fund may invest up to 10% of its total assets in high yield fixed income securities ("junk bonds").

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

OPERATING POLICIES. The Managers have adopted additional investment restrictions for the funds. The restrictions or operating policies of the funds may be changed by the Managers without shareholder approval. The additional investment restrictions adopted by the Managers to date include the following:

     (a) A fund will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (f) or (g) of Section 12(d)(1) of the 1940 Act.

RULE 35D-1. Certain of the Funds, as noted immediately above or in the prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

     Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days' written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule. This includes Funds of the Trust with names such as "equity," "stock," "bond," "U.S. government," "small, mid or large-cap," or "high yield," or which refer in the name of the Fund to a particular securities index, but does not include terms connoting a style of investing (as distinguished from a type of security) such as "growth," "value" or "global."

INSURANCE LAW RESTRICTIONS. In connection with the Trust's agreement to sell shares to the separate accounts, Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                       TRUSTEES AND OFFICERS OF THE TRUST

     The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for each Fund and choose the Trust's officers. The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.

     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (57 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (12 portfolios), JNL Variable Fund III LLC (1 portfolio), JNL Variable Fund V LLC (1 portfolio), JNLNY Variable Fund I LLC (12 portfolios) and JNLNY Variable Fund II LLC (1 portfolio). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.

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--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------

                                                                                               NUMBER OF
                            CURRENT                                                            PORTFOLIOS IN
                            POSITION                                                           THE FUND COMPLEX   OTHER TRUSTEESHIPS
TRUSTEE/OFFICER (AGE) &     WITH THE       LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION FOR    OVERSEEN BY THE    HELD BY
ADDRESS                     TRUST                                  TRUSTEE THE PAST 5 YEARS    TRUSTEE            THE TRUSTEE
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Interested Trustee
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------

Robert A. Fritts* (55)      Trustee,       8/97 to present         Senior Vice President              85          None
1 Corporate Way             President                              (9/03 to present) and
Lansing, MI 48951           and Chief                              Controller of Jackson
                            Executive                              National Life Insurance
                            Officer                                Company (8/82 to present);
                                                                   Vice President and
                                                                   Controller of
                                                                   Jackson National Life
                                                                   Insurance Company (8/82
                                                                   to 8/03);
                                                                   Trustee or Manager, and
                                                                   (since 12/02)
                                                                   President and Chief
                                                                   Executive Officer, of
                                                                   each other investment
                                                                   company in the Fund
                                                                   Complex.

--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Disinterested Trustees
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Michael Bouchard (47)       Trustee        12/03 to present        Sheriff, Oakland County,           85          None
1 Corporate Way                                                    Michigan
Lansing, MI 48951                                                  Senator - State of
                                                                   Michigan
                                                                   (1991 - 1999)
                                                                   Chairman -
                                                                   Financial
                                                                   Services
                                                                   Committee
                                                                   (1/95 - 1/99)
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Michelle Engler (45)        Trustee        12/03 to present        Attorney (1983 to present)         85          Director of
1 Corporate Way                                                    First Lady of the State                        Federal Home Loan
Lansing, MI 48951                                                  of Michigan (1990 - 2002)                      Mortgage
                                                                   Michigan Community                             Corporation
                                                                   Service Commission Chair
                                                                   (1991 - 2000)
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Joseph Frauenheim (69)      Trustee        12/94 to present        Consultant (Banking)               85          None
1 Corporate Way
Lansing, MI 48951
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Richard McLellan (61)       Trustee        12/94 to present        Member, Dykema Gossett             85          None
1 Corporate Way                                                    PLLC (law firm)
Lansing, MI 48951
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------
Dominic D'Annunzio (65)     Chairman of    2/2002 to present       Acting Commissioner of             85          None
1 Corporate Way             the Board                              Insurance for the State
Lansing, MI 48951           (2/04 to present)                      of Michigan (1/90 to
                            and Trustee                            5/90) (8/97 to 5/98)
--------------------------- -------------- ----------------------- --------------------------- ------------------ ------------------







--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------
                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN THE     OTHER
                                                                                              FUND COMPLEX          TRUSTEESHIPS
TRUSTEE/OFFICERS (AGE) &    CURRENT POSITION       LENGTH OF TIME    PRINCIPAL OCCUPATION     OVERSEEN BY THE       HELD
ADDRESS                     WITH THE TRUST         SERVED            FOR THE PAST 5 YEARS     TRUSTEE               BY THE TRUSTEE
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------
Officers
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------

Mark D. Nerud (37)          Vice President         8/97 to present   Chief Financial             Not Applicable       Not Applicable
225 West Wacker Drive,      Treasurer, and Chief                     Officer (11/00 to
Chicago, IL 60606           Financial Officer                        present) and Managing
                                                                     Board Member of
                                                                     the Adviser
                                                                     (11/00 to 11/03);
                                                                     Vice President,
                                                                     Treasurer,
                                                                     Chief Financial
                                                                     Officer of
                                                                     other Investment
                                                                     Companies
                                                                     advised by
                                                                     the Adviser;
                                                                     Vice President -
                                                                     Fund Accounting
                                                                     & Administration
                                                                     of Jackson
                                                                     National Life
                                                                     Insurance Company
                                                                     (1/00 to present)
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------
Susan S. Rhee (32)          Vice President,        1/00 to present   Secretary of the            Not Applicable       Not Applicable
1 Corporate Way             Counsel and Secretary                    Adviser (11/00
Lansing, MI 48951                                                    to present); Assistant
                                                                     Vice President of Jackson
                                                                     National Life
                                                                     Insurance Company
                                                                     (8/03 to present);
                                                                     Associate General
                                                                     Counsel of Jackson
                                                                     National Life
                                                                     Insurance Company
                                                                     (7/01 to present),
                                                                     Senior Attorney of
                                                                     Jackson National
                                                                     Life Insurance
                                                                     Company (1/00 to
                                                                     7/01);
                                                                     Goldman, Sachs & Co.
                                                                     (10/99 to 12/99); Van
                                                                     Eck Associates
                                                                     Corporation
                                                                     (9/97 to 10/99)
--------------------------- ---------------------- ----------------- ------------------------ --------------------- ----------------


               COMMITTEES OF THE BOARD OF TRUSTEES


The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust's independent auditor, and for the approval of the auditor's fee. The Audit
Committee also reviews the Trust's internal controls regarding finance, accounting, legal compliance and the Trust's auditing, accounting and financial processes generally. The Audit Committee also serves as the Trust's "Qualified
Legal Compliance Committee", for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the Securities and Exchange Commission. Messrs. Frauenheim, McLellan, Bouchard, and
D'Annunzio and Mrs. Engler are members of the Audit Committee. Mr. Frauenheim serves as Chair of the Audit Committee. The Audit Committee had 3 meetings in the last fiscal year.

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. As of February 12, 2004, Messrs. Nerud and Fritts are members of the Pricing Committee. Actions of the Pricing
Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.


CERTAIN POSITIONS OF DISINTERESTED TRUSTEES AND THEIR FAMILY MEMBERS

None of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, held any position (other than the disinterested Trustee's position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.
OWNERSHIP OF TRUSTEES OF SHARES IN THE FUNDS OF THE TRUST

As of December 31, 2002, the Trustees beneficially owned the following interests in shares of the Funds:
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------------------------------ ------------------------------------------------------- --------------------------------------



                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN ALL REGISTERED
                                                                                       INVESTMENT COMPANIES OVERSEEN BY THE
                                                                                       TRUSTEE IN THE FAMILY OF INVESTMENT
                               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND           COMPANIES
TRUSTEE
------------------------------ ------------------------------------------------------- --------------------------------------
Andrew B. Hopping              $1 - $10,000                                            Less than $10,000
------------------------------ ------------------------------------------------------- --------------------------------------
                               JNL/Alger Growth
                               JNL/Janus Capital Growth
                               JNL/Janus Aggressive
                               JNL/Janus Global Equities
------------------------------ ------------------------------------------------------- --------------------------------------
Robert A. Fritts               $1 - $10,000
------------------------------ ------------------------------------------------------- --------------------------------------
                               JNL/Alger Growth                                        Over $100,000
                               JNL/Janus Capital Growth
                               JNL/Janus Aggressive
                               JNL/Janus Global Equities
                               JNL/PPM America High Yield Bond
                               JNL/Putnam International Equity
                               JNL/T. Rowe Price Established Growth
                               JNL/T. Rowe Price MidCap Growth
------------------------------ ------------------------------------------------------- --------------------------------------
                               $10,001 - $50,000
------------------------------ ------------------------------------------------------- --------------------------------------
                               JNL/Eagle Small Cap Equity
                               JNL/PPM America Balanced
------------------------------ ------------------------------------------------------- --------------------------------------
                               Over $100,000
------------------------------ ------------------------------------------------------- --------------------------------------
                               JNL/S&P Conservative Growth I
                               JNL/S&P Moderate Growth I
                               JNL/Salomon Brothers Global Bond
                               JNL/Salomon Brothers U.S. Government & Quality Bond
------------------------------ ------------------------------------------------------- --------------------------------------
Michael Bouchard               None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------
Michelle Engler                None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------
Joseph Frauenheim              None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------
Richard McLellan               None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------
Dominic D'Annunzio             None                                                    None
------------------------------ ------------------------------------------------------- --------------------------------------


     As is described in the prospectus, shares in the Funds of the Trust are sold only to Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York and to qualified retirement plans. The beneficial interests of Messrs. Hopping and Fritts in shares of the Funds reflected in the foregoing table are held by them him through a qualified retirement plan maintained by Jackson National Life Insurance Company for its officers and employees.


OWNERSHIP BY DISINTERESTED TRUSTEES OF INTERESTS IN CERTAIN AFFILIATES OF THE TRUST

As of December 31, 2002, none of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

TRUSTEE COMPENSATION


     The Trustee who is an "interested person" receives no compensation from the Trust. Each disinterested Trustee is paid by JNAM L.L.C., as Administrator, an annual retainer of $25,000, as well as a fee of $5,000 for each meeting of the Board of Trustees attended. The Chairman of the Board of Trustees receives an annual retainer of $10,000. Each Trustee receives $2,500 for telephonic meetings. The Chair of the Audit Committee receives an additional annual retainer of $5,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each Audit Committee meeting.The members of the Audit Committee will receive $1,250 for telephonic Audit Committee meetings.

     For the year ended December 31, 2003, the disinterested Trustees received the following fees for service as Trustee:



                                                     PENSION OR RETIREMENT
                                   AGGREGATE       BENEFITS ACCRUED AS PART    ESTIMATED ANNUAL
                                  COMPENSATION                OF                 BENEFITS UPON       TOTAL COMPENSATION FROM
TRUSTEE                            FROM TRUST           TRUST EXPENSES            RETIREMENT       TRUST AND FROM FUND COMPLEX

Joseph Frauenheim                   $30,000                  $0                       $0                     $30,000
Richard McLellan                    $30,000                   $0                      $0                     $30,000
Dominic D'Annunzio                  $30,000                   $0                      $0                     $35,000
Michael Bouchard                     $7,500                   $0                      $0                     $27,500
Michelle Engler                      $7,500                   $0                      $0                     $27,500

Mr. Bouchard and Ms. Engler became Trustees in December 2003.

As of December 11, 2003, the JNL Variable Fund, JNL Series Trust, and JNL Investors Series Trust meet jointly as one Board.


     Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

                     PRINCIPAL HOLDERS OF THE TRUST'S SHARES

     As of September 25, 2003, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of the Trust.

     Because shares in the Trust are sold only to Jackson National Life Insurance Company ("JNL"), Jackson National Life Insurance Company of New York ("JNLNY"), certain Funds of the Trust organized as fund of funds, and to certain qualified retirement plans, JNL, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, JNL, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, JNL and JNLNY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accord with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by JNL through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.

     As of September 25, 2003 the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

----------------------------------------- ------------------------------- ---------------------- -------------------
FUND                                      NAME AND ADDRESS                 AMOUNT OF OWNERSHIP     PERCENTAGE OF
                                                                                                    SHARES OWNED
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
AIM/JNL PREMIER EQUITY II FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                          390,928.862          18.25%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                          553,762.306          25.85%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Aggressive Growth Fund I          Attn: Mark Nerud                          146,896.517           6.86%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
ALLIANCE CAPITAL/JNL GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,068,412.924           8.62%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Equity Growth Fund I              Attn: Mark Nerud                        1,441,215.251          11.62%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
EAGLE/JNL CORE EQUITY FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        2,711,204.118          17.32%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        4,227,034.132          27.01%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Aggressive Growth Fund I          Attn: Mark Nerud                        1,328,120.240           8.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Equity Growth Fund I              Attn: Mark Nerud                        1,143,793.352           7.31%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
EAGLE/JNL SMALLCAP EQUITY FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                          376,378.041           5.62%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JPMORGAN/JNL ENHANCED S&P 500 STOCK
INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        1,527,541.731          18.10%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund          Attn: Mark Nerud                          459,435.640           5.44%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund              Attn: Mark Nerud                          834,460.408           9.89%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Aggressive Growth Fund            Attn: Mark Nerud                          513,856.908           6.09%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Core Index 100 Fund               Attn: Mark Nerud                        1,093,913.074          12.96%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JPMORGAN/JNL INTERNATIONAL VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
Jackson National Life Insurance Company   Attn: Mark Nerud                          606,172.399          30.97%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JANUS/JNL BALANCED FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,569,346.961          13.72%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
JANUS/JNL GROWTH & INCOME FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund              Attn: Mark Nerud                          166,755.697           6.99%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
LAZARD/JNL MID CAP VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,723,200.445          18.27%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Aggressive Growth Fund I          Attn: Mark Nerud                          572,969.525           6.08%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Equity Growth Fund I              Attn: Mark Nerud                          698,870.534           7.41%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
LAZARD/JNL SMALL CAP VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,377,610.537          13.66%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Aggressive Growth Fund I          Attn: Mark Nerud                          733,554.162           7.27%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P Equity Growth Fund I                  Attn: Mark Nerud                          743,802.219           7.38%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
MELLON CAPITAL MANAGEMENT/JNL S&P 500
INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        2,011,241.989          14.01%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Core Index 100 Fund               Attn: Mark Nerud                          864,909.100           6.03%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,140,247.996           7.95%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
MELLON CAPITAL MANAGEMENT/JNL SMALL CAP
INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
Jackson National Life Insurance Company   Attn: Mark Nerud                          337,801.057           6.93%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
MELLON CAPITAL MANAGEMENT/JNL
INTERNATIONAL INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        1,106,874.544          17.04%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,566,617.877          24.12%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
MELLON CAPITAL MANAGEMENT/JNL BOND
INDEX FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        1,164,763.374          19.15%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Core Index 100 Fund               Attn: Mark Nerud                          476,362.080           7.83%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,241,543.131          20.42%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
OPPENHEIMER/JNL GLOBAL GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,195,348.455          13.02%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Aggressive Growth Fund I          Attn: Mark Nerud                          952,242.788          10.37%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Equity Growth Fund I              Attn: Mark Nerud                          481,998.070           5.25%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
OPPENHEIMER/JNL GROWTH FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Aggressive Growth Fund I          Attn: Mark Nerud                          462,695.237          13.33%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Equity Growth Fund I              Attn: Mark Nerud                          468,446.088          13.50%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
PIMCO/JNL TOTAL RETURN BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        2,641,886.684          10.83%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        3,004,305.881          12.32%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
PPM AMERICA/JNL HIGH YIELD BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        2,369,724.384           8.98%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        2,245,207.300           8.51%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
PPM AMERICA/JNL MONEY MARKET FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                       33,577,727.210          17.28%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                       26,028,477.800          13.40%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
PPM AMERICA/JNL VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                          408,750.725          14.85%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Aggressive Growth Fund I          Attn: Mark Nerud                          327,321.196          11.89%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Very Aggressive Growth Fund I     Attn: Mark Nerud                          242,210.314           8.80%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Equity Growth Fund I              Attn: Mark Nerud                          666,252.507          24.20%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Equity Aggressive Growth Fund I   Attn: Mark Nerud                          205,176.069           7.45%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
PUTNAM/JNL VALUE EQUITY FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                          972,428.444           5.05%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,378,195.489           7.16%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
SALOMON BROTHERS/JNL BALANCED FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund          Attn: Mark Nerud                          113,340.777           6.82%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund              Attn: Mark Nerud                          171,436.376          10.31%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund II       Attn: Mark Nerud                          125,246.497           7.54%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund II           Attn: Mark Nerud                          161,247.406           9.70%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
SALOMON BROTHERS/JNL GLOBAL BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        2,603,497.853          17.32%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        2,877,872.883          19.15%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
SALOMON BROTHERS/JNL HIGH YIELD BOND
FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund          Attn: Mark Nerud                          161,065.220           7.49%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund              Attn: Mark Nerud                          244,326.395          11.36%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund II       Attn: Mark Nerud                          213,402.351           9.92%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund II           Attn: Mark Nerud                          206,546.710           9.60%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
SALOMON BROTHERS/JNL U.S. GOVERNMENT &
QUALITY BOND FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        2,046,374.478           8.81%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        1,817,521.252           7.82%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
T. ROWE PRICE/JNL ESTABLISHED GROWTH
FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        1,941,668.404           7.35%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        3,096,384.314          11.72%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Equity Growth Fund I              Attn: Mark Nerud                        1,403,034.014           5.31%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
T. ROWE PRICE/JNL VALUE FUND
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Conservative Growth Fund I        Attn: Mark Nerud                        4,842,958.972          16.26%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Moderate Growth Fund I            Attn: Mark Nerud                        7,345,179.984          24.66%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Aggressive Growth Fund I          Attn: Mark Nerud                        1,956,839.079           6.57%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------
----------------------------------------- ------------------------------- ---------------------- -------------------
S&P/JNL Equity Growth Fund I              Attn: Mark Nerud                        2,521,956.348           8.47%
                                          225 W. Wacker Drive
                                          Suite 1200
                                          Chicago, Illinois 60606
----------------------------------------- ------------------------------- ---------------------- -------------------

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Trust, the following person may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

----------------------------------------- ------------------------------- ---------------------- --------------------
FUND                                      NAME AND ADDRESS                AMOUNT OF BENEFICIAL      PERCENTAGE OF
                                                                                INTEREST            SHARES OWNED
----------------------------------------- ------------------------------- ---------------------- --------------------
----------------------------------------- ------------------------------- ---------------------- --------------------
S&P/JNL Very Aggressive Growth Fund II    Jose, Henry, Brantley,                    92,608.641          37.64%
                                          Keltner, LLP PSP
                                          675 N. Henderson Street
                                          Fort Worth, TX  76107
----------------------------------------- ------------------------------- ---------------------- --------------------

The S&P Funds noted above are Funds of the Trust. The address for the S&P Funds and Jackson National Life Insurance Company is 1 Corporate Way, Lansing, Michigan 48951.

                                   PERFORMANCE

     A Fund's historical performance may be shown in the form of total return and yield. These performance measures are described below. Performance advertised for a Fund may or may not reflect the effect of any charges that are imposed under a variable annuity contract (Contract) that is funded by the Trust. Such charges, described in the prospectus for the Contract, will have the effect of reducing a Fund's performance.

     Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Fund. Yield is a measure of the net investment income per share earned over a specific one month or 30-day period (seven-day period for the JNL/PPM America Money Market Fund) expressed as a percentage of the net asset value.

STANDARDIZED AVERAGE TOTAL RETURN

A Fund's standardized average annual total return quotation is computed in accord with a method prescribed by rules of the Securities and Exchange Commission (SEC). Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods, or for a period covering the time the Fund has been in existence if the Fund has not been in existence for one of the prescribed periods. Because average annual total returns tend to smooth out variations in the Fund's returns, you should recognize that they are not the same as actual year-by-year results. The standardized average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment (initial investment) in the Fund's shares on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund during the period have been reinvested at net asset value on the payment dates.

     The standardized average annual total return for each Fund for the period ended December 31, 2002 was as follows:

                                                                                              Commencement of
                                                                 One Year      Five Years       Operations
                                                               ------------ ---------------- -----------------

JNL/AIM Large Cap Growth Fund(18)                                   -25.47%         N/A            -15.75%
JNL/AIM Small Cap Growth Fund(18)                                   -27.32%         N/A            -13.52%
JNL/AIM Premier Equity II Fund(18)                                  -28.23%         N/A            -17.90%
JNL/Alger Growth Fund(2)                                            -33.19%       -0.16%             4.75%
JNL/Alliance Capital Growth Fund(4)                                 -31.03%         N/A             -3.85%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
   Fund(10)                                                         -24.94%         N/A            -12.07%
JNL/Mellon Capital Management S&P 500 Index Fund(20)                 N/A            N/A            -22.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund(20)          N/A            N/A            -13.94%
JNL/Mellon Capital Management Small Cap Index Fund(20)               N/A            N/A            -19.79%
JNL/Eagle Core Equity Fund(3)                                       -20.53%        0.68%             6.17%
JNL/Eagle SmallCap Equity Fund(3)                                   -22.77%       -2.14%             4.53%
JNL/JPMorgan International Value Fund(4)                            -26.59%         N/A             -7.83%
JNL/Janus Aggressive Growth Fund(1)                                 -29.76%        3.50%             9.32%
JNL/Janus Balanced Fund(13)                                          -6.57%         N/A             -4.90%
JNL/Janus Capital Growth Fund(1)                                    -29.21%       -3.49%             5.47%
JNL/Janus Global Equities Fund(1)                                   -27.12%       -0.99%             8.95%
JNL/Janus Growth & Income Fund(11)                                  -21.73%         N/A            -10.35%
JNL/Lazard Mid Cap Value Fund(4)                                    -14.08%         N/A              3.49%
JNL/Lazard Small Cap Value Fund(4)                                  -17.22%         N/A              0.11%
JNL/Mellon Capital Management International Index Fund(20)           N/A            N/A            -13.60%
JNL/Mellon Capital ManagementBond Index Fund(20)                     N/A            N/A              8.55%
JNL/Oppenheimer Global Growth Fund(17)                              -22.33%         N/A            -17.85%
JNL/Oppenheimer Growth Fund(17)                                     -25.29%         N/A            -18.97%
JNL/PIMCO Total Return Bond Fund(4)                                   8.85%         N/A              7.27%
JNL/PPM America Balanced Fund(1)                                     -1.93%        5.23%             9.17%
JNL/PPM America Money Market Fund(1)                                  1.07%        3.98%             4.34%
JNL/PPM America High-Yield Bond Fund(1)                               2.05%        1.33%             5.21%
JNL/PPM America Value Fund(19)                                       N/A            N/A              9.70%
JNL/Putnam Equity Fund(1)                                           -24.10%       -3.97%             6.41%
JNL/Putnam International Equity Fund(12)                            -20.58%       -3.81%             0.41%
JNL/Putnam Midcap Fund(13)                                          -29.32%         N/A            -22.22%
JNL/Putnam Value Equity Fund(1)                                     -19.87%       -2.22%             6.86%
JNL/S&P Conservative Growth Fund I(5)                                -8.48%         N/A              1.51%
JNL/S&P Moderate Growth Fund I(6)                                   -12.40%         N/A              0.96%
JNL/S&P Aggressive Growth Fund I(6)                                 -18.26%         N/A             -0.52%
JNL/S&P Very Aggressive Growth Fund I(7)                            -23.20%         N/A             -1.87%
JNL/S&P Equity Growth Fund I(8)                                     -23.34%         N/A             -3.14%
JNL/S&P Equity Aggressive Growth Fund I(9)                          -23.21%         N/A             -2.75%
JNL/S&P Conservative Growth Fund II(8)                              -12.74%         N/A             -3.45%
JNL/S&P Moderate Growth Fund II(8)                                  -15.51%         N/A             -2.29%
JNL/S&P Aggressive Growth Fund II(8)                                -21.37%         N/A             -4.44%
JNL/S&P Very Aggressive Growth Fund II(8)                           -25.32%         N/A             -2.65%
JNL/S&P Equity Growth Fund II(8)                                    -26.08%         N/A             -5.22%
JNL/S&P Equity Aggressive Growth Fund II(8)                         -25.19%         N/A             -3.69%
JNL/S&P Conservative Growth Fund(14)                                -12.16%         N/A             -8.02%
JNL/S&P Moderate Growth Fund(15)                                    -17.37%         N/A            -11.82%
JNL/S&P Aggressive Growth Fund(16)                                  -23.49%         N/A            -15.27%
JNL/S&P Core Index 100 Fund(20)                                      N/A            N/A            -13.40%
JNL/S&P Core Index 75 Fund(20)                                       N/A            N/A            -17.50%
JNL/S&P Core Index 50 Fund(20)                                       N/A            N/A            -21.60%
JNL/Salomon Brothers Balanced Fund(4)                                -7.28%         N/A              1.17%
JNL/Salomon Brothers Global Bond Fund(1)                              8.38%        5.30%             7.65%
JNL/Salomon Brothers High-Yield Bond Fund(4)                          5.76%         N/A              1.15%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund(1)          11.47%        7.22%             7.17%
JNL/T. Rowe Price Established Growth Fund(1)                        -23.33%        1.31%             9.91%
JNL/T. Rowe Price Mid-Cap Growth Fund(1)                            -21.93%        4.42%            11.78%
JNL/T. Rowe Price Value Fund(13)                                    -16.84%         N/A             -2.17%


1   COMMENCED OPERATIONS ON MAY 15, 1995.
2   COMMENCED OPERATIONS ON OCTOBER 16, 1995.
3   COMMENCED OPERATIONS ON SEPTEMBER 16, 1996.
4   COMMENCED OPERATIONS ON MARCH 2, 1998.
5   COMMENCED OPERATIONS ON APRIL 9, 1998.
6   COMMENCED OPERATIONS ON APRIL 8, 1998.
7   COMMENCED OPERATIONS ON APRIL 1, 1998.
8   COMMENCED OPERATIONS ON APRIL 13, 1998.
9   COMMENCED OPERATIONS ON APRIL 15, 1998.

10 COMMENCED OPERATIONS ON MAY 16, 1999. AS OF FEBRUARY 18, 2004, MELLON CAPITAL MANAGEMENT CORPORATION ("MELLON CAPITAL") REPLACED CURIAN CAPITAL, LLC (CURIAN) AS THE SUB-ADVISER TO THIS FUND. RETURNS SHOWN FOR THE PERIOD PRIOR TO FEBRUARY 18, 2004 REFLECT THE RESULTS ACHIEVED BY PRIOR SUB-ADVISERS.. THE ADVISORY FEES ALSO WERE CHANGED. GIVEN THESE CHANGES, THE PERFORMANCE INFORMATION SHOWN IS NOT INDICATIVE IN ANY MANNER OF HOW THE FUND WILL PERFORM IN THE FUTURE.

11 COMMENCED OPERATIONS ON MARCH 2, 1998. AS OF THE MAY 1, 2000, JANUS CAPITAL CORPORATION (JANUS) REPLACED GOLDMAN SACHS ASSET MANAGEMENT AS THE SUB-ADVISER TO THIS FUND. IN ADDITION, CERTAIN INVESTMENT POLICIES, PRACTICES AND STRATEGIES WERE CHANGED TO REFLECT THE MANAGEMENT STYLE OF JANUS, THE NEW SUB-ADVISER. THE ADVISORY FEES ALSO WERE CHANGED. GIVEN THESE CHANGES, THE PERFORMANCE INFORMATION FOR PERIODS PRIOR TO MAY 1, 2000 IS NOT INDICATIVE IN ANY MANNER OF HOW THE FUND WILL PERFORM IN THE FUTURE. 12 COMMENCED OPERATIONS ON MAY 15, 1995.
AS MAY 1, 2000, PUTNAM INVESTMENT MANAGEMENT, LLC. REPLACED ROWE-PRICE FLEMING INTERNATIONAL, INC. AS THE SUB-ADVISER TO THIS FUND. THEREFORE, THE PERFORMANCE INFORMATION SHOWN BELOW IS NOT INDICATIVE IN ANY MANNER OF HOW THE FUND WILL PERFORM IN THE FUTURE. 13 COMMENCED OPERATIONS ON MAY 1, 2000.
14  COMMENCED OPERATIONS ON JANUARY 26, 2000
15  COMMENCED OPERATIONS ON JANUARY 13, 2000.
16  COMMENCED OPERATIONS ON JANUARY 6, 2000.
17  COMMENCED OPERATIONS ON MAY 1, 2001.
18  COMMENCED OPERATIONS ON OCTOBER 29, 2001.
19  COMMENCED OPERATIONS ON SEPTEMBER 30, 2002.

20 COMMENCED OPERATIONS ON JANUARY 15, 2002. AS OF FEBRUARY 18, 2004, MELLON CAPITAL MANAGEMENT CORPORATION ("MELLON CAPITAL") REPLACED CURIAN CAPITAL, LLC (CURIAN) AS THE SUB-ADVISER TO THESE FUNDS. RETURNS SHOWN FOR THE PERIOD PRIOR TO FEBRUARY 18, 2004 REFLECT THE RESULTS ACHIEVED BY PRIOR SUB-ADVISERS.. THE ADVISORY FEES ALSO WERE CHANGED. GIVEN THESE CHANGES, THE PERFORMANCE INFORMATION SHOWN IS NOT INDICATIVE IN ANY MANNER OF HOW THE FUND WILL PERFORM IN THE FUTURE.


     Prior to May 1, 1997, the JNL/PPM America Balanced Fund was called the JNL/Phoenix Investment Counsel Balanced Fund and was sub-advised by Phoenix Investment Counsel Inc., the JNL/Putnam Equity Fund was called the JNL/Phoenix Investment Counsel Growth Fund and was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Fund was called the JNL/PPM America Value Equity Fund and was sub-advised by PPM America, Inc.

     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

     The standardized average annual total return quotations used in advertisements will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Fund has been in existence, if it has not been in existence for one of the prescribed periods.

NON-STANDARDIZED TOTAL RETURN

Non-standardized total return may also be advertised. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment (initial investment) in the Fund's shares on the first day of the period and computing the end value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund during the period have been reinvested at net asset value on the payment dates. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.

YIELD AND EFFECTIVE YIELD

The yield for a Fund (other than the JNL/PPM America Money Market Fund) is computed in accord with a standardized method prescribed by the rules of the SEC. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment. Under this method, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                                    [OBJECT OMITTED]
Where:
  a = dividends and interest earned during the period.
  b = expenses accrued for the period (net of reimbursements).
  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
  d = the offering price (net asset value) per share on the last day of the period.

         The yield for the 30-day period ended December 31, 2002, for each of the referenced Funds was as follows:

    JNL/PIMCO Total Return Bond Fund                                  2.99%
    JNL/PPM America Balanced Fund                                     2.70%
    JNL/PPM America High-Yield Bond Fund                              8.66%
    JNL/Salomon Brothers Balanced Fund                                1.70%
    JNL/Salomon Brothers Global Bond Fund                             6.24%
    JNL/Salomon Brothers High-Yield Bond Fund                        10.61%
    JNL/Salomon Brothers U.S. Government & Quality Bond Fund          3.58%

     In computing the foregoing yields, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare annual and interim financial statements in accord with generally accepted accounting principles.

     The JNL/PPM America Money Market Fund's yield is also computed in accord with a standardized method prescribed by rules of the SEC. This Fund's yield is a measure of the net dividend and interest income earned over a specific seven-day period expressed as a percentage of the offering price of the Fund. The yield is an annualized figure, which means that it is assumed that the Fund generates the same level of net income over a 52-week period. Under this method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (assumed to remain constant at $1.00) at the beginning of the period (base period return). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

     The JNL/PPM America Money Market Fund's yield for the seven-day period ended December 31, 2002, was 0.71%.

     The JNL/PPM America Money Market Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1)365/7 - 1.

     The JNL/PPM America Money Market Fund's effective yield for the seven-day period ended December 31, 2002, was 0.71%.

PERFORMANCE   QUOTATIONS  ARE  HISTORICAL  AND  NOT   REPRESENTATIVE  OF  FUTURE
PERFORMANCE

A Fund's performance quotations, including standardized total return, non-standardized total return, yield and effective yield, are based upon historical results and are not necessarily representative of future performance. The Fund's shares are sold at net asset value. Returns and net asset values will fluctuate, except that the JNL/PPM America Money Market Fund seeks to maintain a $1.00 net asset value per share. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Shares of a Fund are redeemable at the then current net asset value, which may be more or less than original cost.

PERFORMANCE COMPARISONS

The performance of the Funds may be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by Lipper Analytical Services, Inc. (Lipper), CDA Investment Technologies, Inc.
(CDA) or Donoghue's Money Fund Report. Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA indices are weighted performance averages of other mutual funds with similar investment objectives. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. No adjustments are made for taxes payable on dividends.

     A Fund's performance may also be compared to that of the Consumer Price Index or various unmanaged stock and bond indices including, but not limited to the Consumer Price Index, the Standard & Poor's 500 Index, the Standard & Poor's MidCap 400 Index, the Morgan Stanley Capital International All Country World Free (ex-U.S.) Index, the Morgan Stanley Capital International World Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers High-Yield Index, the Merrill Lynch Treasury Bill Index (3 month), the Salomon Smith Barney Broad Investment Grade Bond Index, the Salomon Smith Barney High Yield Market Index, the Salomon Brothers Treasury Index, the Russell 2000 Index, the Russell Midcap Index, the Morgan Stanley Europe and Australasia, Far East Equity Index, the S&P Micropal Asset Allocation USA Income Funds Sector Index, or the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

     From time to time, a Fund also may quote information from publications including, but not limited to, the following: MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, THE NEW YORK TIMES, USA TODAY, INSTITUTIONAL INVESTOR AND REGISTERED REPRESENTATIVE. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI).

     The net asset values and returns of the Fund will fluctuate. Shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost.

     A Fund may periodically advertise tax-deferred compounding charts and other hypothetical illustrations.

          INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER

     Jackson National Asset Management, LLC ("JNAM L.L.C." or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM L.L.C. provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.

     JNAM L.L.C. acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Prior to January 31, 2001, Jackson National Financial Services, LLC, an affiliate of JNAM L.L.C., acted as investment adviser to the Trust. Jackson National Asset Management, LLC assumed all related investment management duties from Jackson National Financial Services, LLC pursuant to a Plan of Merger dated January 31, 2001. The Board of Trustees approved the merger on November 9, 2000. Prior to July 1, 1998, Jackson National Financial Services, Inc., an affiliate of JNAM L.L.C. acted as investment adviser to the Trust.

     The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays Adviser a fee in respect of each Fund as described in the Prospectus. The fees paid by the Trust to JNFS pursuant to the Investment Advisory and Management Agreement for the fiscal year ended December 31, 2000 was $49,180,137. The fee paid by the Trust to the Adviser for the fiscal years ended December 31, 2001 and December 31, 2002 were $47,172,716 and $41,843,429.

INVESTMENT SUB-ADVISERS

     In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

     A I M Capital Management, Inc. ("AIM"), with principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as sub-adviser to the JNL/AIM Large Cap Growth Fund, the JNL/AIM Small Cap Growth Fund and the JNL/AIM Premier Equity II Fund. AIM is a wholly owned subsidiary of AMVESCAP, PLC, a publicly traded financial services company based in the United Kingdom.

     Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to the JNL/Alliance Capital Growth Fund. Alliance's clients are primarily major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company. As of December 31, 2002, Alliance Capital Management Holding, L.P. ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest ("Alliance Units") in Alliance. ACMC is the general partner of Alliance Holding, the equity interests of which are traded on the New York Stock Exchange in the form of units ("Alliance Holding Units"). As of December 31, 2002, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 1.9% of the outstanding Alliance Holding Units and 54.7% of the outstanding Alliance Units.

     Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as sub-adviser to the JNL/Eagle Core Equity Fund and the JNL/Eagle SmallCap Equity Fund. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., a publicly traded company which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

     Fred Alger Management, Inc. ("Alger"), which is located at 111 Fifth Avenue, New York, New York 10003, serves as sub-adviser to the JNL/Alger Growth Fund. Alger generally is engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger has been engaged in the business of rendering investment advisory services since 1964. Alger is a wholly owned subsidiary of Fred Alger & Company, Incorporated which in turn is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. Fred M. Alger III is a majority shareholder of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

     J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 522 Fifth Avenue, New York, New York 10036, serves as sub-adviser to the JNL/JPMorgan International Value Fund. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

     Janus Capital Management LLC ("Janus Capital"), a Delaware limited liability company with principal offices at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the JNL/Janus Aggressive Growth Fund, the JNL/Janus Balanced Fund, the JNL/Janus Capital Growth Fund, the JNL/Janus Global Equities Fund, and the JNL/Janus Growth & Income Fund. Janus Capital is a majority-owned subsidiary of Janus Capital Group Inc. ("JCG"). JCG is a publicly traded holding company with principal operations in the financial asset management business.

     Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, serves as sub-adviser to the JNL/Lazard Mid Cap Value Fund and the JNL/Lazard Small Cap Value Fund. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a privately held New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Its clients are both individuals and institutions.


     Mellon Capital Management Corporation ("Mellon Capital"), located at 595 Market Street, Suite 3000, San Francisco, California 94105, serves as sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and JNL/Mellon Capital Management Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund and to the Mellon Capital Management/JNL Bond Index Fund. Mellon Capital Management Corporation is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.


     Oppenheimer Funds, Inc. ("Oppenheimer"), located at 498 7th Avenue, New York, New York 10018, serves as sub-adviser to the JNL/Oppenheimer Global Growth Fund and to the JNL/Oppenheimer Growth Fund. As of December 31, 2002, Oppenheimer, including subsidiaries and affiliates, managed in excess of $120 billion in assets, including more than 60 mutual funds having more than 5 million shareholder accounts. Oppenheimer is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     PIMCO, located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660 and serves as sub-adviser to the Trust portfolios listed above. PIMCO is an investment management firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of Allianz Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP"). ADAM LP was organized as a limited partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with two members, ADAM U.S. Holding LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. ADAM U.S. Holding LLC's sole member is Allianz Dresdner Asset Management of America LLC, a Delaware limited liability company, which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz A.G. indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company is a California-based insurance company. Allianz AG is a European-based, multinational insurance and financial services holding company.

     PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the JNL/PPM America Balanced Fund, the JNL/PPM America High Yield Bond Fund, the JNL/PPM America Money Market Fund and the JNL/PPM America Value Fund. PPM, an affiliate of JNAM L.L.C., is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

     Putnam Investment Management, LLC ("Putnam"), located at One Post Office Square, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Putnam Equity Fund, the JNL/Putnam International Equity Fund, the JNL/Putnam Value Equity Fund, and the JNL/Putnam Midcap Growth Fund. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly-traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

     Salomon Brothers Asset Management Inc. ("SBAM"), located at 300 Greenwich Street, New York, NY 10013, serves as sub-adviser to the JNL/Salomon Brothers Balanced Fund, the JNL/Salomon Brothers Global Bond Fund, the JNL/Salomon Brothers High Yield Bond Fund and the JNL/Salomon Brothers U.S. Government & Quality Bond Fund. SBAM is an indirect wholly owned subsidiary of Citigroup Inc., a publicly traded bank holding company. SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies.

     In  connection  with  SBAM's  service  as  sub-adviser  to the  JNL/Salomon
Brothers Global Bond Fund, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Fund. SBAM Limited is compensated by SBAM at no additional expense to the Trust. Like SBAM, SBAM Limited is an indirect, wholly owned subsidiary of Citigroup Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.

     Standard & Poor's Investment Advisory Services, L.L.C. ("SPIAS"), located at 55 Water Street, New York, New York 10014, serves as sub-adviser to the JNL/S&P Conservative Growth Fund I, JNL/S&P Moderate Growth Fund I, JNL/S&P Aggressive Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Conservative Growth Fund II, JNL/S&P Moderate Growth Fund II, JNL/S&P Aggressive Growth Fund II, JNL/S&P Very Aggressive Growth Fund II, JNL/S&P Equity Growth Fund II, JNL/S&P Equity Aggressive Growth Fund II, JNL/S&P Conservative Growth Fund, JNL/S&P Moderate Growth Fund, JNL/S&P Aggressive Growth Fund, JNL/S&P Core Index 100 Fund, JNL/S&P Core Index 50 Fund and JNL/S&P Core Index 75 Fund. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

     T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, and the JNL/T. Rowe Price Value Fund. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

     Under the 1940 Act, an investment advisory or sub-advisory contract initially must be approved by a vote of the majority of the outstanding voting securities of the investment company (which, in the case of a newly organized Fund, may be a vote by the sole initial shareholder), and may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the Trustees or by a vote of the majority of the outstanding voting securities of the investment company.

     Further, the 1940 Act requires that an investment advisory or sub-advisory agreement, or the continuance thereof, be approved by a vote of the majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval. The 1940 Act also places a specific duty upon the Trustees to request and evaluate, and a corresponding duty upon the investment adviser or sub-adviser to furnish, such information as reasonably may be necessary to evaluate the terms of the agreement.

     The Trustees are presented at each of their regular meetings with reports and analyses by the Adviser and the sub-advisers regarding (i) the investment performance of each Fund of the Trust, in relation to benchmark indices and in relation to other funds having similar investment objectives; (ii) Fund brokerage; and (iii) portfolio compliance matters. In addition to submitting quarterly written reports regarding the Funds under their management, portfolio management representatives of the Trust's sub-advisers also make in-person reports to the Trustees on a rotating basis, so that each sub-adviser makes an in-person presentation to the Trustees approximately annually.

     The Trustees review and consider these reports and presentations as part of their responsibility to manage the affairs of the Trust. These reports and presentations also form a part of the information considered by the Trustees in determining whether to approve the continuation of the agreements with the Adviser and each sub-adviser.

     Described below is a summary of additional information provided to and considered by the Trustees, and their conclusions with respect thereto, that formed the basis of the Trustees' approval of the current investment advisory and sub-advisory agreements of the Trust.

         INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT WITH THE ADVISER

     The current Investment Advisory and Management Agreement between the Trust and the Adviser contemplates a "manager of managers" structure whereby the Adviser, with the approval of the Trustees but without necessity of obtaining shareholder approval, may select, retain and compensate sub-advisers for the Funds, or materially amend agreements with sub-advisers. The Adviser and the Trust have been granted an exemption by the SEC. The "manager of managers" structure was approved by the Trustees at a meeting held May 11, 2000. The form of the Investment Advisory and Management Agreement with the Adviser's predecessor, JNFS, was approved by the Trustees at a meeting held August 10, 2000, and was submitted to shareholders of the Trust for approval at a meeting of shareholders held October 10, 2000. The agreement was approved by the shareholders of each Fund, and became effective as of January 31, 2001.


     Annual continuance of the Investment Advisory and Management Agreement between the Trust and the Adviser most recently was approved by the Trustees at their September 2003 meeting. The Trustees were presented by the Adviser with information regarding (i) the nature of the services to be provided to the Trust by the Adviser , including its procedures for monitoring and evaluating sub-advisers and service providers; (ii) the investment performance of the Funds in comparison with their benchmark indices and in comparison with other investment company portfolios having similar investment objectives; (iii) the fees proposed to be charged the Trust by the Adviser, in comparison with the fees charged other underlying funds of variable annuity products, including the facts that (a) the proposed 20 bps reduction in fees for all Funds that approved the 20 bps Rule 12b-1 fee proposed to be charged to the Funds' Class A shares,
(b) the proposed further reduction in fees to be charged to certain Funds, if the shareholders approved sub-advisory agreements with Curian, and (c) as to the other Funds the proposed fees under the new investment advisory agreement were the same as those under the then-existing agreement; (iv) ancillary benefits which might be expected to accrue to the Adviser in respect of its investment advisory relationship with the Trust, including the fees payable to JNAM L.L.C. as administrator; (v) the overall expenses of the Trust in comparison with other underlying funds of variable annuity products; (vi) the Adviser's profitability with respect to its services as Adviser and Administrator and (vii) information regarding the Adviser's personnel rendering services to the Trust.


     In determining to approve the Investment Advisory and Management Agreement with JNAM L.L.C., the Trustees considered the information provided by the Adviser indicating: (i) the services to be provided by the Adviser under the agreement were necessary for the operation of the Trust; (ii) the quality of the services which had been provided by the Adviser in the past, as evidenced by the investment performance of the Funds in relation to their benchmark indices and in relation to other investment company portfolios with similar investment objectives, was within reasonable expectations; and (iii) the compensation proposed to be paid the Adviser for its services under the agreement, including ancillary benefits, and the overall expenses of the Trust, were reasonable both in relation to the nature and quality of the services to be provided by the Adviser, and in relation to the fees and expenses of other underlying funds of variable annuity products.

     The Investment Advisory and Management Agreement has been amended on several occasions since its approval by the Trustees and the shareholders, in connection with the establishment of the new Funds of the Trust. In each such case, the approval of such amendment by the Trustees has been given based on information, prepared by the Adviser, regarding:

     o the services to be provided by the Adviser under the amended agreement in respect of such new Funds and

     o the compensation to be paid the Adviser for its services under the amended agreement in respect of such new Funds, including ancillary benefits, in relation to:

               o both the nature and quality of the services to be provided by the Adviser, and

               o to the fees and expenses of other underlying funds of variable annuity products.


     At their meeting on February 12, 2004, the Trustees were presented by the Adviser with information regarding the proposed change in sub-adviser from Curian Capital LLC to Mellon Capital Management Corporation.


SUB-ADVISORY AGREEMENTS WITH ALLIANCE, ALGER, JANUS, OPPENHEIMER, PIMCO, PPM, PUTNAM AND SPIAS

     The Trustees approved continuation of agreements with Alliance, Alger, Janus, Oppenheimer, PIMCO, PPM, Putnam and SPIAS in February 2003. In determining to approve the continuation of these agreements, the Trustees considered information regarding each sub-adviser provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Specifically, the types of information considered by the Trustees in determining that continuation of the sub-advisory agreements were in the best interests of the Funds and their shareholders, were the following:

     o The Trustees were provided with each sub-adviser's statement of investment philosophy and criteria used for security selection indicating that each sub-adviser continued to adhere to the investment philosophy and security selection criteria that were a basis for the sub-adviser's initial retention by the Trust.

     o The Trustees were presented with a comparison, prepared by the Adviser, of the sub-advisory fee of each Fund with the fees of other underlying funds of variable annuities having similar investment objectives indicating that the fees of the sub-advisers were reasonable in relation to the sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were provided information by each sub-adviser regarding its profitability with respect to its services to the Trust (or, in the case of Putnam, its profitability from its investment management services generally) indicating the profits of each sub-adviser were not excessive.

     o The Trustees were presented with an analysis, prepared by the Adviser , of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     o The Trustees were provided information regarding each sub-adviser's investment personnel rendering services to the Trust, and the Adviser's analysis that it was satisfied the sub-advisers were devoting adequate personnel resources to the Funds.

     o The Trustees were provided information, prepared by the Adviser, regarding ancillary benefits gained by each sub-adviser in connection with its services to the Trust; specifically, in the case of Alliance, in the form of soft-dollar credits for investment research resulting from the brokerage transactions of the Trust and, in the case of Alger, in the form of brokerage commissions from transactions of the Trust effected by Alger's affiliated broker. The information provided to the Trustees indicated the ancillary benefits, if any, gained by Janus, Oppenheimer, PIMCO, PPM, Putnam and SPIAS were not material. With respect to Alliance, the information provided to the Trustees indicated the soft dollar investment research credits were reasonable in amount, did not impose any additional costs on the Trust, and would result in benefits to the Trust in the form of increased investment research available to the sub-adviser. With respect to Alger, the Trustees were presented with additional information provided by Alger regarding its brokerage policies and procedures, and including third party evaluation of Alger's overall transaction costs for recent periods, indicating that, while Alger's brokerage practices result in significant ancillary benefits to Alger in the form of brokerage commission payments, the Trust also is benefited by a reduction in the overall execution cost of its security transactions.

     o The Adviser represented to the Trustees it was satisfied with each sub-adviser's compliance and administrative procedures. The Adviser advised the Trustees there had been no material violations of the Funds' investment policies or the sub-advisers' codes of ethics and that it had experienced no administrative problems with the sub-advisers.

     o The Trustees were provided with information regarding the sub-advisers' brokerage policies, directed brokerage policies and use of soft dollar credits generated by brokerage transactions for the Funds to acquire investment research, indicating such ancillary benefits to the sub-adviser were reasonable in amount and did not impose additional costs on the Funds.


SUB-ADVISORY AGREEMENT WITH MELLON CAPITAL MANAGEMENT CORPORATION ("MELLON CAPITAL")

     At a meeting in February 2004, the Trustees approved Mellon Capital as sub-adviser for the following four Funds: JNL/Curian Enhanced S&P 500 Stock Index Fund, JNL/Curian S&P 500 Index Fund, JNL/Curian S&P 400 MidCap Index Fund and JNL/Curian Small Cap Index Fund, effective February 18, 2004. . In determining to approve the continuation of the agreement, the Trustees considered information regarding Mellon Capital provided by the sub-adviser, as well as information and analysis provided by the Adviser with respect to Mellon Capital. Specifically, the types of information considered by the Trustees in determining that continuation of the sub-advisory agreement was in the best interests of the Funds and their shareholders, were the following:

     o The Trustees were presented with information, prepared by Mellon Capital, describing its investment processes, the security selection criteria to be employed in managing the Funds, and the personnel of Mellon Capital to be involved in managing the Funds.

     o The Trustees were presented with historical performance data, prepared by Mellon Capital, reflecting the performance of portfolios advised by Mellon Capital having investment objectives similar to the Funds and comparing that performance to benchmark indices, indicating the investment performance of those portfolios was within reasonable expectations. The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees paid to Mellon Capital for each Fund with the sub-advisory and advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to Mellon Capital under the agreement were reasonable in relation to sub-advisory and advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o    The Trustees were provided copies of Mellon Capital's Code of Conduct.

     o The Trustees were provided copies of Mellon Capital's Statement of Policy on Brokerage Practices.

     o The Trustees were provided copies of Mellon Capital's Statement of Policy on Allocation of Transactions Among Clients.

     o The Trustees were provided copies of Mellon Capital's Proxy Voting Policies and Procedures.


SUB-ADVISORY AGREEMENT WITH AIM

     In September 2003, the Trustees approved a sub-advisory agreement with AIM. In determining to approve the continuation of the agreement, the Trustees considered information provided by AIM, as well as information and analysis provided by the Adviser with respect to AIM. Specifically, the types of information considered by the Trustees in determining approval of the continuation of the sub-advisory agreement was in the best interests of the Funds, were the following:

     o The Trustees were presented with a memorandum, prepared by AIM, describing in detail its investment processes, administrative and compliance procedures and capabilities, securities trading policies, and other matters relevant to the sub-advisory engagement, indicating that AIM was capable of providing the sub-advisory services.

     o The Trustees were presented with information, prepared by AIM, describing AIM's investment processes, the security selection criteria to be employed in managing the Funds, and the AIM personnel to be involved in managing the Funds.

     o The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     o The Trustees were presented with an analysis, prepared by the Adviser, comparing the sub-advisory fees paid to AIM for each Fund with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid to AIM under the agreement were reasonable in relation to the nature and quality of services provided by AIM and in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were provided with information on the financial condition of AIM's parent company, AMVESCAP plc, and information on the profitability of both AMVESCAP plc and its Managed Products division, which includes AIM, demonstrating that AIM's parent company was it adequate financial condition, and indicating the profitability of AMVESCAP plc and its Managed Products division were not excessive.

     o The Trustees were provided with information regarding AIM's brokerage allocation policies, including the expected receipt by AIM of ancillary benefits in the form of soft dollar credits for research services resulting from its services to the Trust, indicating the soft dollar investment research credits would not impose any additional costs on the Trust, and would result in benefits to the Trust in the form of increased investment research available to the sub-adviser.

     o    The Trustees were provided a copy of AIM's Code of Ethics.

SUB-ADVISORY  AGREEMENTS WITH LAZARD,  J.P. MORGAN,  T. ROWE PRICE,  SALOMON AND
EAGLE

     In September 2003, the Trustees approved continuation of agreements with Lazard, J.P. Morgan, T. Rowe Price, Salomon and Eagle. In determining the continuation of these agreements, the Trustees considered information provided by the sub-advisers, as well as information and analysis provided by the Adviser with respect to each sub-adviser. Specifically, the types of information considered by the Trustees in determining approval of the new sub-advisory agreements were in the best interests of the Funds and their shareholders, were the following:

     o The Trustees were presented with an analysis, prepared by the Adviser, of the performance of each Fund compared to its benchmark index and, in the case of each Fund, compared also to other investment company portfolios having similar investment objectives, indicating that, while the Funds reviewed exhibited both positive and negative variances from their benchmark indices, the performance of each Fund was within reasonable expectations.

     o The Trustees were presented with information, prepared by the sub-advisers, describing their investment philosophies and processes, the security selection criteria employed, and the each sub-adviser's personnel to be involved in managing the Fund, indicating each sub-adviser continued to adhere to the investment philosophy and security selection criteria which formed a basis for its initial retention by the Trust, and each was continuing to devote adequate personnel resources to the Funds.

     o The Trustees were presented by an analysis, prepared by the Adviser, comparing each sub-adviser's fees with the sub-advisory fees of underlying funds of variable annuity products having similar investment objectives, indicating the fees paid the sub-advisers under the agreements were reasonable in relation to sub-advisory fees of other underlying funds of variable annuities having similar investment objectives.

     o The Trustees were presented with profitability information by each sub-adviser regarding its profitability with respect to its services to the Trust (or, in the case of T. Rowe Price, profitability of T. Rowe Price's parent) indicating its profitability was not excessive.

     o The Trustees were provided with information prepared by T. Rowe Price regarding its brokerage policies and use of soft dollar credits
          generated  by  brokerage   transactions   for  the  Funds  to  acquire
          investment research, indicating such ancillary benefits to the sub-adviser were reasonable in amount and did not impose additional costs on the Funds.

     As compensation for their services, the sub-advisers receive fees from the Adviser computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund (excluding, in the case of those Funds sub-advised by AIM, Alliance, Eagle or SPIAS, net assets of the Funds representing capital contributed by Jackson National Life Insurance Company and, in the case of the Fund sub-advised by PIMCO, net assets of the Fund representing capital contributed by Jackson National Life Insurance Company not exceeding $5 million).

     The following is a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fees it receives from the Funds as described elsewhere in this SAI and the Prospectus:

                             FUND                                               ASSETS                        FEES

  JNL/AIM Large Cap Growth Fund........................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  JNL/AIM Small Cap Growth Fund........................        $0 to $500 million......................      .65%
                                                               Over $500 million.......................      .60%

  JNL/AIM Premier Equity II Fund.......................        $0 to $50 million.......................      .50%
                                                               $50 million to $200 million.............      .475%
                                                               $200 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  JNL/Alger Growth Fund................................        $0 to $300 million......................      .55%
                                                               $300 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Alliance Capital Growth Fund.....................        $0 to $10 million.......................      .90%
                                                               $10 million to $20 million..............      .75%
                                                               $20 million to $ 40 million.............      .625%
                                                               $40 million to $60 million..............      .375%
                                                               Over $60 million........................      .25%

  JNL/Eagle Core Equity Fund...........................        $0 to $50 million.......................      .45%
                                                               $50 million to $300 million.............      .40%
                                                               Over $300 million.......................      .30%

  JNL/Eagle SmallCap Equity Fund.......................        $0 to $150 million......................      .50%
                                                               $150 million to $500 million............      .45%
                                                               Over $500 million.......................      .40%

  JNL/JPMorgan International Value Fund................        $0 to $50 million.......................      .55%
                                                               $50 million to $200 million.............      .50%
                                                               $200 million to $350 million............      .45%
                                                               Over $350 million.......................      .40%

  JNL/Janus Aggressive Growth Fund.....................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%

  JNL/Janus Balanced Fund..............................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%

  JNL/Janus Capital Growth Fund........................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%

  JNL/Janus Global Equities Fund.......................        $0 to $100 million......................      .55%
                                                               $100 million to $500 million............      .50%
                                                               Over $500 million.......................      .45%

  JNL/Janus Growth & Income Fund.......................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%

  JNL/Lazard Mid Cap Value Fund........................        $0 to $50 million.......................      .55%
                                                               $50 million to $150 million.............      .525%
                                                               $150 million to $300 million............      .475%
                                                               Over $300 million.......................      .45%

  JNL/Lazard Small Cap Value Fund......................        $0 to $50 million.......................      .625%
                                                               $50 million to $150 million.............      .575%
                                                               $150 million to $300 million............      .525%
                                                               Over $300 million.......................      .475%


  JNL/Mellon Capital Management Enhanced S&P 500 Stock Index   $0 to $25 million.......................      .25%
  Fund.................................................        Over $25 million........................      .20%

  JNL/Mellon Capital Management Small Cap Index Fund...        $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/Mellon Capital Management S&P 400 MidCap Index Fund      $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/Mellon Capital Management S&P 500 Index Fund.....        $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/Mellon Capital Management Bond Index Fund........        $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%

                                                               Amounts over $100 million...............      .03%
   JNL/Mellon Capital Management International Index Fund...   $0 to $50 million.......................      .12%
                                                               $50 to $100 million.....................      .06%
                                                               Amounts over $100 million...............      .03%

  JNL/Oppenheimer Global Growth Fund........................   $0 to $350 million......................      .35%
                                                               Next $450 million.......................      .30%
                                                               Over $800 million.......................      .25%

  JNL/Oppenheimer Growth Fund...............................   $0 to $50 million.......................      .45%
                                                               $50 million to $100 million.............      .40%
                                                               $100 million to $250 million............      .35%
                                                               Over $250 million.......................      .30%

  JNL/PIMCO Total Return Bond Fund.....................        all assets..............................      .25%

  JNL/PPM America Balanced Fund........................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  JNL/PPM America High Yield Bond Fund.................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  JNL/PPM America Money Market Fund....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .05%

  JNL/PPM America Value Fund...........................        $0 to $50 million.......................      .25%
                                                               $50 million to $150 million.............      .20%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .125%

  JNL/Putnam Equity Fund...............................        $0 to $150 million......................      .50%
                                                               $150 million to $300 million............      .45%
                                                               Over $300 million.......................      .35%

  JNL/Putnam International Equity Fund.................        $0 to $150 million......................      .65%
                                                               $150 million to $300 million............      .55%
                                                               Over $300 million.......................      .45%

  JNL/Putnam Value Equity Fund.........................        $0 to $150 million......................      .50%
                                                               $150 million to $300 million............      .45%
                                                               Over $300 million.......................      .35%

  JNL/Putnam Midcap Growth Fund........................        $0 to $250 million......................      .50%
                                                               Over $250  million......................      .45%

  JNL/S&P Conservative Growth Fund I...................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Moderate Growth Fund I.......................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Aggressive Growth Fund I.....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Very Aggressive Growth Fund I................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Growth Fund I.........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Aggressive Growth Fund I..............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Conservative Growth Fund II..................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Moderate Growth Fund II......................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Aggressive Growth Fund II....................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Very Aggressive Growth Fund II...............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Growth Fund II........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Equity Aggressive Growth Fund II.............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Conservative Growth Index Fund...............        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Moderate Growth Index Fund...................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Aggressive Growth Index Fund.................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Core Index 50 Fund...........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Core Index 75 Fund...........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/S&P Core  Index 100 Fund.........................        $0 to $500 million......................      .10%
                                                               Over $500 million.......................      .075%

  JNL/Salomon Brothers Balanced Fund...................        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%

  JNL/Salomon Brothers Global Bond Fund................        $0 to $50 million.......................      .375%
                                                               $50 million to $150 million.............      .35%
                                                               $150 million to $500 million............      .30%
                                                               Over $500 million.......................      .25%

  JNL/Salomon Brothers High Yield Bond Fund............        $0 to $50 million.......................      .35%
                                                               $50 million to $100 million.............      .30%
                                                               Over $100 million.......................      .25%

  JNL/Salomon Brothers U.S. Government & Quality Bond Fund...  $0 to $150 million......................      .225%
                                                               $150 million to $300 million............      .175%
                                                               $300 million to $500 million............      .15%
                                                               Over $500 million.......................      .10%

  JNL/T. Rowe Price Established Growth Fund............        $0 to $20 million.......................      .45%
                                                               $20 million to $50 million..............      .40%
                                                               $50 million to $200 million.............      .40%*
                                                               Above $200 million......................      .40%

  JNL/T. Rowe Price Mid-Cap Growth Fund................        $0 to $20 million.......................      .60%
                                                               $20 million to $50 million..............      .50%
                                                               $50 million to $200 million.............      .50%*
                                                               Above $200 million......................      .50%

  JNL/T. Rowe Price Value Fund.........................        $0 to $50 million.......................      .50%
                                                               Over $50 million........................      .40%

* When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Fund.

     The sub-advisory fees payable by the Adviser to a sub-adviser may be reduced as agreed to by the parties from time to time. Effective June 1, 2001,
T. Rowe Price Associates, Inc. agreed to waive compensation due to it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for the Fund by certain percentages.

     With respect to the JNL/Salomon Brothers Global Bond Fund and in connection with the advisory consulting agreement between Salomon Brothers and its affiliate, SBAM Limited, Salomon Brothers pays SBAM Limited a portion of its investment sub-advisory fee. The amount payable to SBAM Limited is equal to the fee payable under Salomon Brothers' sub-advisory agreement multiplied by the portion of the assets of the Fund that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Fund.

     Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and each of the sub-advisers, the sub-advisers invest and reinvest the Fund's assets consistent with the Fund's respective investment objectives and policies. Each investment sub-advisory agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board of Trustees. A sub-advisory agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. Except with respect to the Funds sub-advised by SPIAS, sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 817(h) of the Internal Revenue Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts). With respect to the Funds sub-advised by SPIAS, the Adviser and the sub-adviser jointly are responsible for compliance of the Funds with Section 817(h).


     The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, and JNL/Mellon Capital
Management S&P 400 MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index or the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.


     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


ADMINISTRATIVE FEE. Each Fund, except the JNL/Mellon Capital Management International Index Fund, the JNL/Janus Global Equities Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and each of the JNL/S&P Funds, pay to the JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. Each of the JNL/Mellon Capital Management International Index Fund, the JNL/Janus Global Equities Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and the JNL/Putnam International Equity Fund pays an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

CUSTODIAN AND TRANSFER AGENT. The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

     Mellon Trust of New England, N.A. (formerly, Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for the JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund, JNL/AIM Premier Equity II Fund, JNL/Alger Growth Fund, JNL/Alliance Capital Growth Fund, JNL/Eagle Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/JPMorgan International Value Fund, JNL/Janus Aggressive Growth Fund, JNL/Janus Balanced Fund, JNL/Janus Capital Growth Fund, JNL/Janus Global Equities Fund JNL/Janus Growth & Income Fund, JNL/Lazard Small Cap Value Fund, JNL/Lazard Mid Cap Value Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/Oppenheimer Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Putnam Equity Fund, JNL/Putnam International Equity Fund, JNL/Putnam Midcap Growth Fund, JNL/Putnam Value Equity Fund, JNL/PPM America Balanced Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Money Market Fund, JNL/PPM America Value Fund, JNL/Salomon Brothers Balanced Fund, JNL/Salomon Brothers Global Bond Fund, JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Midcap Growth Fund and JNL/T. Rowe Price Value Fund.


     The Trust acts as custodian for the JNL/S&P Conservative Growth Fund I, JNL/S&P Moderate Growth Fund I, JNL/S&P Aggressive Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Conservative Growth Fund II, JNL/S&P Moderate Growth Fund II, JNL/S&P Aggressive Growth Fund II, JNL/S&P Very Aggressive Growth Fund II, JNL/S&P Equity Growth Fund II, JNL/S&P Equity Aggressive Growth Fund II, JNL/S&P Conservative Growth Fund, JNL/S&P Moderate Growth Fund, JNL/S&P Aggressive Growth Fund, JNL/S&P Core Index 100 Fund, JNL/S&P Core Index 50 Fund and JNL/S&P Core Index 75 Fund.

     JNAM L.L.C. is the transfer agent and dividend-paying agent for each Fund of the Trust.

INDEPENDENT ACCOUNTANTS. The Trustees have appointed KPMG LLP as the Trust's independent accountants. KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Trust's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Trust. Prior to April 2001, another auditing firm acted as independent accountants for the Trust.

THE DISTRIBUTOR. Jackson National Life Distributors, Inc. (the "Distributors" or "JNLD"), 8055 E. Tufts Avenue, Denver, Colorado 80237 is the distributor of the shares of the Trust. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Trustees on December 12, 2002.

The Distributor receives payments from certain of the sub-advisers under "Marketing and Service Allowance Agreements" between the Distributor and such sub-advisers, calculated as a stated percentage of the net assets of the Funds of the Trust as to which such sub-adviser is sub-adviser. Such payments compensate the Distributor for its services in connection with the servicing of contract holders and in connection with the promotion, distribution and marketing of contracts the premiums under which may be allocated to investments in the Funds of the Trust of which the sub-adviser making such payments is the sub-adviser.

BROKERAGE ENHANCEMENT PLAN. The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, the Adviser, or the Distributor (referred to as the "disinterested Trustees") and the shareholders of certain Funds have voted pursuant to the provisions of Rule 12b-1 under the 1940 Act to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Trust's brokerage commissions, to the extent available, to promote the sale and distribution of the Trust's shares (either directly or through the sale of variable insurance products funded by the Trust).

In addition, under the Plan, the Adviser or a sub-adviser, subject to the requirement to seek best price and execution, may effect brokerage transactions in portfolio securities through broker-dealers that agree to direct a portion of the brokerage commissions paid by the Funds to introducing brokers, including the Distributor or its affiliates ("Brokerage Payments"), or to grant credits, benefits or other services from the broker-dealer ("Brokerage Credits"), in either case to be used directly or indirectly by the Distributor to finance and promote the distribution of the Trust's shares. It is anticipated that activities or services procured through Brokerage Payments and Brokerage Credits given to the Distributor will include:

     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing or relating to the Trust, the Funds, or the Variable Contracts.

     o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Funds or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

     o Providing information about the Trust, its Funds or the Variable Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

     o    Providing   assistance  to  broker-dealers  that  are  conducting  due diligence on the Trust or its Funds or the Variable Contracts.

     o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

     o Obtaining information and providing explanations to Variable Contract owners regarding Fund investment options and policies and other information about the Trust and its Funds, including the performance of the Funds.

     o    Training sales personnel regarding sales of Variable Contracts.

     o Personal service or maintenance of the Variable Contract owner accounts.

     o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

     The Distributor is obligated to use all amounts generated through the use of brokerage commissions under the Plan for distribution expenses. The Plan directly benefits the Distributor in that amounts expended under the Plan help defray, in whole or in part, distribution expenses that otherwise might be borne by the Distributor or an affiliate. In addition, the Plan also may benefit the Adviser, in that an increase in the Trusts' assets would increase the advisory fees paid to the Adviser. The Distributor is not obliged under the Plan to allocate, and does not attempt to allocate, the Brokerage Payments or Brokerage Credits generated under the Plan to finance distribution activities or expenses relating only to the Fund the brokerage transactions of which resulted in such Brokerage Payments or Brokerage Credits.

On September 25, 2003, the Board of Trustees of the Trust, including all of the Independent Trustees, approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund (other than the JNL/S&P Funds). For purposes of this section of the SAI only, the Funds proposed to be covered by the Amended Plan are referred to as the "Funds".) Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with JNLD, dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Current shareholders of each Fund, who will become the Class A shareholders of that Fund under the multi-class plan, must approve the Amended Plan before it becomes effective for that Fund.

Under the Amended Plan, (a) each Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Fund and (b) each Fund other than PPM/JNL Money Market may use available Fund commissions to promote the sale of Class A and Class B Fund shares (through the promotion and sale of Variable Contracts). To the extent consistent with the Amended Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services. The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use.

     o Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Funds.

     o Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

     o Obtaining information and providing explanations to Variable Contract owners regarding the Funds' investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

     o Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

     o Financing any other activity that the Companies' Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund shares.

The Amended Plan does not change the substantive provisions of the Existing Plan relating to the use of Fund brokerage commissions to promote sales of Fund shares, except that the Amended Plan makes those provisions applicable to the newly created Class B Shares of each Fund (other than PPM/JNL Money Market). It is not anticipated that adoption of the Amended Plan will affect the amount or percentage of Fund brokerage commissions used to promote sales of Fund shares, except that to the extent that adoption of the multi-class plan and the Amended Plan leads to an increase in sales of Fund shares and an increase in Fund assets, the Funds are likely to engage in more brokerage transactions, a larger amount of which may be used to promote sales of Fund shares.

The Amended Plan is expected to become effective on or about December 15, 2003, with respect to each Fund whose shareholders approve the plan.

     The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the disinterested Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments and (3) that the Plan may be terminated at any time by the vote of a majority of the disinterested Trustees. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the disinterested Trustees.

     The table below sets out the amount of commissions paid by each Fund during the fiscal year ended December 31, 2002 to brokers under the Brokerage Enhancement Plan, the dollar amounts of such commissions recaptured by the Distributor pursuant to the Plan, and the percentage of the net assets of each Fund as of December 31, 2002 which such recaptured amounts represent.

                                                                                       Dollar Amount
                                                          Commissions paid to          Recaptured by
                                                           Brokers under the         Distributor under       Recaptured Amount
                                                         Brokerage Enhancement     Brokerage Enhancement     as Percentage of
                                                                  Plan                      Plan              Fund Net Assets
                                                        ------------------------- ------------------------- --------------------

JNL/AIM Large Cap Growth Fund                                      $7,797                   $5,318                  0.05%
JNL/AIM Small Cap Growth Fund                                       3,329                    2,147                  0.02%
JNL/AIM Premier Equity II Fund                                      8,632                    6,215                  0.04%
JNL/Alliance Capital Growth Fund                                   25,820                   17,053                  0.01%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund     7,223                    4,926                  0.01%
JNL/Mellon Capital Management S&P 500 Index Fund                    8,826                    2,942                  0.01%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund             6,684                    2,228                  0.01%
JNL/Mellon Capital Management Small Cap Index Fund                 17,393                    5,797                  0.02%
JNL/Eagle Core Equity Fund                                         83,752                   56,615                  0.03%
JNL/Eagle SmallCap Equity Fund                                     51,451                   31,107                  0.03%
JNL/Janus Aggressive Growth Fund                                  333,250                  251,694                  0.08%
JNL/Janus Balanced Fund                                            22,618                   16,353                  0.02%
JNL/Janus Capital Growth Fund                                     109,489                   85,025                  0.05%
JNL/Janus Global Equities Fund                                     99,553                   72,320                  0.03%
JNL/Janus Growth & Income Fund (formerly, Goldman                   5,291                    4,130                  0.02%

Sachs/JNL Growth & Income Fund)
JNL/Putnam Equity Fund                                            189,099                  141,135                  0.06%
 JNL/Putnam International Equity Fund (formerly, T.                61,951                   31,905                  0.03%
Rowe Price/JNL International Equity Investment Fund)
JNL/PPM America Value Fund                                          6,885                    5,370                  0.13%
JNL/Putnam Midcap Growth Fund                                      18,798                   12,188                  0.05%
JNL/Putnam Value Equity Fund                                      147,586                  102,127                  0.03%
JNL/Lazard Mid Cap Value Fund                                      64,017                   29,011                  0.04%
JNL/Lazard Small Cap Value Fund                                    46,065                   19,664                  0.03%
JNL/T. Rowe Price Established Growth Fund                          85,328                   58,157                  0.02%
JNL/T. Rowe Price Mid-Cap Growth Fund                              62,123                   41,988                  0.01%
JNL/T. Rowe Price Value Fund                                       75,725                   49,458                  0.02%

FUND TRANSACTIONS AND BROKERAGE. Pursuant to the Sub-Advisory Agreements, the sub-advisers (except for SPIAS) are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust with broker-dealers selected in their discretion. The sub-advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Trust ("best execution"), and each sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

     The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions. Over-the-counter stocks, bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.


     Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-adviser may deal directly with dealers who make a market in the securities. Such dealers usually act as principals for their own account. Securities may also be purchased from various market centers.


     In selecting broker-dealers through which to effect transactions, each sub-adviser gives consideration to a number of factors described in its policy and procedures. The sub-advisers' policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by a sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.


     Under the terms of the Sub-Advisory Agreements, and subject to best execution, the sub-advisers also expressly are permitted to give consideration to the value and quality of any "brokerage and research services" (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, statistical, quotation, or valuation services provided to the sub-adviser by the broker-dealer. In placing a purchase or sale order, a sub-adviser may use a broker-dealer whose commission in effecting the transaction is higher than that another broker-dealer might have charged for the same transaction if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Trust and any other accounts managed by the sub-adviser. Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Research services provided by broker-dealers through which the sub-adviser effects Fund transactions may be used by the sub-adviser in serving any or all of its accounts, and not all such services may be used by the sub-adviser in connection with the sub-advisers' services to the Trust.


     Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.

     During the fiscal year ended December 31, 2002, the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Funds' sub-advisers:



----------------------------------------- --------------------------------- ---------------------------------
                                               GROSS DOLLAR VALUE OF
                                            PURCHASES/SALES DIRECTED TO       DOLLAR AMOUNT OF COMMISSIONS
                  FUND                           RESEARCH PROVIDERS          DIRECTED TO RESEARCH PROVIDERS
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/AIM Large Cap Growth Fund                   $1,093,102                            $1,336.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/AIM Small Cap Growth Fund                   $740,856                              $1,683.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/AIM Premier Equity II Fund                  $1,400,020                            $1,991.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Alger Growth Fund                           $3,163,935.32                         $12,710.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Alliance Capital Growth Fund                $7,016,460.32                         8,450.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Eagle Core Equity Fund                      $37,513,229.65                        $476,414.45
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Eagle SmallCap Equity Fund                  $72,418,387.01                        $240,017.75
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Aggressive Growth Fund                $324,334,328.06                       $506,682.37
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Capital Growth Fund                   $82,566,889.70                        $148,764.96
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Global Equities Fund                  $100,923,226.70                       $147,124.81
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Balanced Fund                         $37,759,859.21                        $49,220.56
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Janus Growth & Income Fund                  $6,182,641.89                         $7,972.48
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Lazard Mid Cap Value Fund                   $1,368,768                            $3,578.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Lazard Small Cap Value Fund                 $151,407                              $6,104.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Oppenheimer Global Growth Fund              $363,592,489                          $14,844.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Oppenheimer Growth Fund                     $11,226,399                           $12,882.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Putnam Equity Fund                          $146,397,010.11                       $232,956.30
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Putnam International Equity Fund            $148,105,855.47                       $320,325.11
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Putnam Midcap Growth Fund                   $15,883,452.16                        $26,482.13
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Putnam Value Equity Fund                    $245,966,999.28                       $353,646.76
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/Salomon Brothers Balanced Fund              $545,749.11                           $951.50
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/T. Rowe Price Established Growth            $159,283,193                          $257,026.00
Fund
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/T. Rowe Price Mid-Cap Growth Fund           $160,228,572                          $303,973.00
----------------------------------------- --------------------------------- ---------------------------------
----------------------------------------- --------------------------------- ---------------------------------
JNL/T. Rowe Price Value Fund                    $88,526,169                           $217,505.00
----------------------------------------- --------------------------------- ---------------------------------

     Pursuant to the Brokerage Enhancement Plan, the Adviser may direct a sub-adviser to seek to effect a portion of a Fund's brokerage transactions through broker-dealers which will grant Brokerage Payments or Brokerage Credits which can be used by the Distributor under that Plan, subject to the requirement of best price available and most favorable execution.

     The Trustees periodically review each sub-adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review commissions paid by the Funds over a period of time to determine if they are reasonable in relation to the benefit to the Funds.

     Portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Adviser or a sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions. In the case of the JNL/Alger Growth Fund, it is Alger's policy to effect all agency transactions for the Fund through its affiliated broker-dealer. All transactions with affiliated broker-dealers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Trustees on a regular basis.

     Subject to compliance with Rule 10f-3 under the 1940 Act, sub-advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. All such transactions are reported to and reviewed by the Trustees on a regular basis.

     Subject to compliance with Rule 17a-7 under the 1940 Act, sub-advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. All such transactions are reported to and reviewed by the Trustees on a regular basis.

     There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.

     During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions:


                                                   Fiscal year ended      Fiscal year ended    Fiscal year ended
                                                     December 31,           December 31,          December 31,
                                                         2002                   2001                  2000
JNL/AIM Large Cap Growth Fund(7)                          $35,838                  $4,726                   N/A
JNL/AIM Small Cap Growth Fund(7)                           30,167                   2,391                   N/A
JNL/AIM Premier Equity II Fund(7)                          35,631                   9,978                   N/A
JNL/Alger Growth Fund(3)                                1,957,372                 785,144               700,298
JNL/Alliance Capital Growth Fund(5)                       201,940                 232,953               122,018
JNL/Mellon Capital Management Enhanced S&P 500
     Stock Index Fund(1)                                   46,990                  30,412                17,874
JNL/Mellon Capital Management S&P 500 Index Fund(9)        41,516                       0                     0
JNL/Mellon Capital Management S&P 400 MidCap Index Fund(9) 29,143                       0                     0
JNL/Mellon Capital Management Small Cap Index Fund(9)      67,221                       0                     0
JNL/Eagle Core Equity Fund(4)                             536,871                 415,716               373,814
JNL/Eagle SmallCap Equity Fund(4)                         304,892                 138,215               139,025
JNL/JPMorgan International Value Fund(5)                   42,177              26,121                    36,830
JNL/Janus Aggressive Growth Fund(2)                     1,058,974               1,042,341               715,587
JNL/Janus Balanced Fund(6)                                 98,969                  75,009                22,272
JNL/Janus Capital Growth Fund(2)                          342,934                 561,641               448,301
JNL/Janus Global Equities Fund(2)                         652,501               1,075,626             1,198,306
JNL/Janus Growth & Income Fund (formerly, Goldman
     Sachs/JNL Growth & Income Fund)(5)                    18,240                  23,767                33,480
Mellon Capital Management/JNL International Index
     Fund(9)                                               49,974                       0                     0
Mellon Capital Management/JNL Bond Index Fund(9)              720                       0                     0
JNL/Oppenheimer Global Growth Fund(8)                     102,701                 128,079                   N/A
JNL/Oppenheimer Growth Fund(8)                             29,198                  13,485                   N/A
JNL/PIMCO Total Return Bond Fund(5)                        21,348                  15,573                 2,071
JNL/Putnam Equity Fund(2)                                 804,103                 661,483               552,799
JNL/Putnam International Equity Fund (formerly,
     JNL/T. Rowe Price International Equity
     Investment Fund)(2)                                  423,947                 287,379               448,456
JNL/Putnam Midcap Growth Fund(6)                           87,841                 100,257                40,676
JNL/Putnam Value Equity Fund(2)                           599,960                 629,799               599,655
JNL/Lazard Mid Cap Value Fund(5)                          267,255                  96,241                49,043
JNL/Lazard Small Cap Value Fund(5)                        330,034                  59,681                28,978
JNL/PPM America Balanced Fund(2)                          131,709                 100,973                82,330
JNL/PPM America High Yield Bond Fund(2)                        0                        0                    0
JNL/PPM America Money Market Fund(2)                           2                        0                    0
JNL/PPM America Value Fund(10)                            31,766                        0                    0
JNL/Salomon Brothers Balanced Fund(5)                     10,761                    8,347                5,882
JNL/Salomon Brothers Global Bond Fund(2)                       0                        0                    0
JNL/Salomon Brothers High-Yield Bond Fund(5)                   0                        0                    0
JNL/Salomon Brothers U.S. Government and Quality
     Bond Fund(2)                                         19,290                   18,134                    0
JNL/T. Rowe Price Established Growth Fund(2)             545,213                  693,341              526,787
JNL/T. Rowe Price Mid-Cap Growth Fund(2)                 486,669                  324,599              243,264
JNL/T. Rowe Price Value(6)                               412,425                  404,959               39,783


1 Commenced operations on May 16, 1999.
2 Commenced operations on May 15, 1995.
3 Commenced operations on October 16, 1995.
4 Commenced operations on September 16, 1996.
5 Commenced operations on March 2, 1998.
6 Commenced operations on May 1, 2000.
7 Commenced operation on October 29, 2001.
8 Commenced operation on May 1, 2001.
9 Commenced operation on January 15, 2002.
10 Commenced operation on September 30, 2002.


     During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers:

                                                   Period Ended            Period Ended           Period Ended
                                                   December 31,            December 31,            December 31,
            NAME OF BROKER/DEALER                      2002                    2001                    2000
            ---------------------                      ----                    ----                    ----
Fred Alger & Co., Inc.                                $1,423,010.17          $785,143.50             $697,899.43
Goldman Sachs                                                     0                    0                289.00
Jardine Fleming                                                   0                    0                953.45
Raymond James & Associates Inc.                               3,490                1,176              5,428.20
Robert Fleming                                                    0                    0              1,175.11
Salomon Smith Barney                                         192.50                   60                     0
CIBC Oppenheimer Corp.                                            0                  132                     0
Oppenheimer Fund Distributors                                717.50                    0                     0

     Each of the broker-dealers listed above is (or, in the case of Goldman Sachs, was, at the time of the transactions) affiliated with the Trust through a sub-adviser.

     The percentage of the Fund's aggregate brokerage commissions paid to affiliated broker-dealers during the fiscal year ended December 31, 2002 is as follows:

     BROKER/DEALER                       PERCENTAGE OF AGGREGATE COMMISSIONS
Fred Alger & Co., Inc.                                   72.70%
Raymond James & Associates, Inc.                          0.41%
Salomon Smith Barney Inc.                                 1.79%
Oppenheimer Distributor Inc.                              2.46%

     As of December 31, 2002, the following Funds owned securities of one of the Trust's regular broker-dealers, or a publicly traded parent company of such broker-dealer:

                                                                                                          VALUE OF
                                                                                                        SECURITIES
                          FUND                                           BROKER-DEALER                     OWNED


JNL/AIM Large Cap Growth Fund                              American Express Co.                               $56,560
JNL/AIM Premier Equity II Fund                             Lehman Brothers Holdings Inc.                       74,606
JNL/AIM Premier Equity II Fund                             Morgan Stanley Dean Witter & Co.                   171,656
JNL/Alliance Capital Growth Fund                           Morgan Stanley Dean Witter & Co.                 1,165,664
JNL/Alliance Capital Growth Fund                           Charles Schwab Corp.                               271,250
Alliance Capital /JNL Growth Fund                          Lehman Brothers Holding Inc.                     1,087,116
Alliance Capital /JNL Growth Fund                          Merrill Lynch & Co. Inc.                         1,768,470
JNL/Eagle Core Equity Fund                                 Lehman Brothers Holdings Inc.                    2,568,578
JNL/Eagle Core Equity Fund                                 JPMorgan Chase & Co.                             2,077,200
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund  American Express Co.                               102,515
JNL/Mellon Capital ManagementEnhanced S&P 500 Index Fund   Charles Schwab Corp.                               253,890
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund  CIT Group Inc.                                     119,560
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund  E*TRADE Group Inc.                                  50,544
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund  Goldman Sachs Group Inc.                           143,010
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund  LaBranche & Co. Inc.                                26,640
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund  Merrill Lynch & Co. Inc.                            68,310
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund  Morgan Stanley                                     183,632
JNL/Mellon Capital Management S&P 400 MidCap Index Fund    E*TRADE Group Inc.                                  29,063
JNL/Mellon Capital Management S&P 400 MidCap Index Fund    LaBranche & Co. Inc.                                27,173
JNL/Mellon Capital Management S&P 400 MidCap Index Fund    Legg Mason Inc.                                     51,452
JNL/Mellon Capital Management S&P 400 MidCap Index Fund    Neuberger Berman Inc.                               39,853
JNL/Mellon Capital Management S&P 400 MidCap Index Fund    Investment Technology Group Inc.                    17,217
JNL/Mellon Capital Management S&P 500 Index Fund           American Express Co.                               243,915
JNL/Mellon Capital Management S&P 500 Index Fund           Charles Schwab Corp.                                78,120
JNL/Mellon Capital Management S&P 500 Index Fund           Goldman Sachs Group Inc.                           168,888
JNL/Mellon Capital Management S&P 500 Index Fund           JPMorgan Chase & Co.                               250,320
JNL/Mellon Capital Management S&P 500 Index Fund           Lehman Brothers Holdings Inc.                       67,678
JNL/Mellon Capital Management S&P 500 Index Fund           Merrill Lynch & Co. Inc.                           173,052
JNL/Mellon Capital Management S&P 500 Index Fund           Morgan Stanley                                     227,145
JNL/Mellon Capital Management S&P 500 Index Fund           Bear Stearns Cos. Inc.                              32,076
JNL/Eagle Core Equity Fund                                 American Express Co.                               841,330
JNL/Eagle Core Equity Fund                                 Goldman Sachs & Co.                              1,603,755
JNL/Eagle Core Equity Fund                                 Merrill Lynch & Co. Inc.                           679,305
JNL/Janus Balanced Growth Fund                             American Express Co.                               241,794
JNL/Janus Balanced Growth Fund                             Goldman Sachs Group Inc.                           316,325
JNL/Janus Growth & Income Fund                             Charles Schwab Corp.                                38,246
JNL/Janus Growth & Income Fund                             CIT Group Inc.                                     158,564
JNL/Janus Growth & Income Fund                             Goldman Sachs Group Inc.                           151,182
JNL/Janus Growth & Income Fund                             JPMorgan Chase & Co.                                63,000
JNL/Janus Aggressive Growth Fund                           E*TRADE Group Inc.                               1,159,499
JNL/Janus Aggressive Growth Fund                           Goldman Sachs Group Inc.                         5,521,208
JNL/Janus Capital Growth Fund                              Charles Schwab Corp.                               753,424
JNL/Janus Capital Growth Fund                              Lehman Brothers Holdings Inc.                    1,606,960
JNL/Janus Global Equities Fund                             Goldman Sachs Group Inc.                           535,947
JNL/Lazard Mid Cap Value Fund                              Investment Technology Group Inc.                   865,332
JNL/Lazard Small Cap Value Fund                            Investment Technology Group Inc.                   597,012
JNL/Lazard Small Cap Value Fund                            Raymond James Financial Inc.                       310,590


CODE OF ETHICS. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the sub-advisers and JNLD have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust. The Trust's and the Adviser Codes complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company's separate accounts. These separate accounts are funded by shares of the Trust.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     As stated in the Prospectus, the net asset value (NAV) of a Fund's shares is determined once each day on which the New York Stock Exchange (NYSE) is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

     The Trustees have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Board of Trustees, the "fair value" of securities for which a current market price is not available.

     Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets. Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund's NAV is not calculated.

     A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund's NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the
Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value.

     For the JNL/PPM America Money Market Fund, securities are valued at amortized cost, which approximates market value, in accord with Rule 2a-7 under the 1940 Act. The net income of the JNL/PPM America Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

     For this purpose, the net income of the JNL/PPM America Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

     Because the net income of the JNL/PPM America Money Market Fund is declared as a dividend payable in additional shares each time the Fund's net income is determined, the net asset value per share (I.E., the value of the net assets of the Fund divided by the number of shares outstanding) is expected to remain at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

     The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

           DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

DESCRIPTION OF SHARES. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund of shares. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

VOTING RIGHTS. Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

     In matters affecting only a particular Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund even though: (1) the matter has not been approved by a majority vote of the shares of any other Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

     Because shares in the Trust are sold only to Jackson National Life Insurance Company and to certain qualified retirement plans, Jackson National Life Insurance Company, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson National Life Insurance Company, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson National Life Insurance Company will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accord with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson National Life Insurance Company through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson National Life Insurance Company in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.

     Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

     o    designate a Fund of the Trust;

     o    change the name of the Trust; or

     o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable when issued.

SHAREHOLDER INQUIRIES. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

                                   TAX STATUS

     The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986 ("Code"). Each Fund intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income or excise tax. In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts. If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

     All income dividends and capital gain distributions, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

     Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

                                JNL SERIES TRUST

                              FINANCIAL STATEMENTS

The financial statements of the JNL Series Trust for the year ended December 31, 2002 and for the period ended June 30, 2003 (unaudited) are incorporated by reference (which means they legally are part of this SAI) from the Trust's Annual and Semi-Annual Reports to shareholders. The Annual and Semi-Annual Report is available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this Statement of Additional Information.

                      APPENDIX A -- RATINGS OF INVESTMENTS

RATINGS BY MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

COMMERCIAL PAPER RATINGS. The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

BOND RATINGS.
    AAA. Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA. Bonds which are rated BAA are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    BA. Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA. Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

    CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS SERVICES ("S&P")

ISSUE CREDIT RATINGS DEFINITIONS. A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;
         2.  Nature of and provisions of the obligation;
         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

    AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA. An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC. An obligation rated CC is currently highly vulnerable to nonpayment.

    C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS.
    A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS. Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.


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* Mr. Fritts is an "interested person" of the Trust due to his position with
Jackson National Life Insurance Company, which is the parent company of the Adviser and Distributor.